Nuveen ESG Emerging Markets Equity ETF (NUEM)
Portfolio of Investments    July 31, 2020
(Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 99.6%
	COMMON STOCKS – 99.6%
	Communication Services – 11.9%
38,649	Advanced Info Service PCL, (2), (3)	$229,297
189,774	Axiata Group Bhd	143,226
117,793	Chunghwa Telecom Co Ltd	440,299
4,113	DiGiCom Bhd	4,123
1,924	Far EasTone Telecommunications Co Ltd	4,144
2,286	Intouch Holdings PCL, (3)	4,087
777	MultiChoice Group, (3)	4,816
1,385	NAVER Corp	349,912
31	NCSoft Corp	21,102
40,534	Orange Polska SA, (3)	76,416
1,406	SK Telecom Co Ltd	260,217
1,779	Taiwan Mobile Co Ltd	6,376
29,443	Telefonica Brasil SA	297,778
4,322	Telekom Malaysia Bhd	4,077
48,451	Tencent Holdings Ltd	3,338,344
3,261	Total Access Communication PCL, (2), (3)	3,843
35,756	True Corp PCL, (2), (3)	3,853
16,405	Turkcell Iletisim Hizmetleri AS, (3)	34,928
521	Vodacom Group Ltd	3,929
1,723	Wanda Film Holding Co Ltd, (3)	4,285
258,027	XL Axiata Tbk PT	44,183
	Total Communication Services	5,279,235
	Consumer Discretionary – 16.7%
15,270	Alibaba Group Holding Ltd, Sponsored ADR, (3)	3,833,075
6,074	BAIC BluePark New Energy Technology Co Ltd, (3)	5,911
113,080	BAIC Motor Corp Ltd, 144A	55,152
31	Bosch Ltd	5,449
44,744	BYD Co Ltd	427,511
7,592	BYD Co Ltd, (3)	92,914
22	Eicher Motors Ltd	6,064
460	FF Group, (3), (4)	653
32,713	Geely Automobile Holdings Ltd	68,801
4,095	Hangzhou Robam Appliances Co Ltd, (3)	22,496
208	Hankook Tire & Technology Co Ltd	4,548

Nuveen ESG Emerging Markets Equity ETF (NUEM) (continued)
Portfolio of Investments    July 31, 2020
(Unaudited)
Shares	Description (1)	Value
	Consumer Discretionary (continued)
136	Hero MotoCorp Ltd	$4,854
8,140	Home Product Center PCL, (2)	4,072
4,889	Hotai Motor Co Ltd	111,817
7,426	LG Electronics Inc	440,673
580	Lojas Renner SA	4,583
910	Mahindra & Mahindra Ltd	7,420
53,470	Meituan Dianping, (3)	1,323,952
4,229	Minor International PCL, (2), (3)	2,468
363	Mr Price Group Ltd	2,701
4,151	Naspers Ltd	767,221
8,455	NIO Inc, ADR, (3)	100,953
38,153	Suningcom Co Ltd, (3)	56,377
5,861	Tatung Co Ltd, (3)	3,201
56,716	TCL Technology Group Corp, (3)	50,886
338	Titan Co Ltd	4,737
2,273	Woolworths Holdings Ltd/South Africa	4,235
	Total Consumer Discretionary	7,412,724
	Consumer Staples – 6.2%
17,376	Almarai Co JSC	248,334
31	Amorepacific Corp	4,319
79	AMOREPACIFIC Group	3,534
600	Angel Yeast Co Ltd, (3)	5,667
740	Arca Continental SAB de CV	3,723
1,246	Atacadao SA, (3)	5,371
3,135	Berli Jucker PCL, (2), (3)	3,720
33	BGF retail Co Ltd	3,448
101	Britannia Industries Ltd	5,172
6,200	By-health Co Ltd, (3)	22,233
4,212	Charoen Pokphand Foods PCL, (2), (3)	4,559
73,394	China Mengniu Dairy Co Ltd	344,233
388	Cia Brasileira de Distribuicao, (3)	5,292
21	CJ CheilJedang Corp	6,804
293	Clicks Group Ltd	3,928
7,797	Coca-Cola Femsa SAB de CV, (3)	32,482
265	Colgate-Palmolive India Ltd	5,041
2,208	CP ALL PCL, (2), (3)	4,833
669	Dabur India Ltd	4,585
6,070	Dali Foods Group Co Ltd, 144A	3,705
1,585	Embotelladora Andina SA	3,979
64,866	Fomento Economico Mexicano SAB de CV	400,443

Shares	Description (1)	Value
	Consumer Staples (continued)
553	Fraser & Neave Holdings Bhd	$4,239
508	Godrej Consumer Products Ltd	4,706
400	Gruma SAB de CV	4,703
18,298	Hindustan Unilever Ltd	540,532
25,250	Inner Mongolia Yili Industrial Group Co Ltd, (3)	132,560
2,054	Kimberly-Clark de Mexico SAB de CV	3,387
810	Kuala Lumpur Kepong Bhd	4,470
300	Laobaixing Pharmacy Chain JSC, (3)	4,472
5	LG Household & Health Care Ltd	5,754
146	LG Household & Health Care Ltd	87,497
1,162	Marico Ltd	5,655
1,554	Nestle India Ltd	343,484
153	Nestle Malaysia Bhd	5,124
2,835	Osotspa PCL, (2), (3)	3,864
1,635	Pick n Pay Stores Ltd	4,324
404	President Chain Store Corp	3,861
1,096	Savola Group	13,589
592	Shoprite Holdings Ltd	3,635
309	SPAR Group Ltd	2,994
1,814	Standard Foods Corp	3,796
167,300	Sun Art Retail Group Ltd	232,271
9,745	Thai Union Group PCL, (2), (3)	4,188
291,516	Unilever Indonesia Tbk PT	167,721
2,020	Uni-President Enterprises Corp	4,930
1,174	Vinda International Holdings Ltd	4,416
400	Yifeng Pharmacy Chain Co Ltd, (3)	4,949
	Total Consumer Staples	2,726,526
	Energy – 2.3%
10,997	Cosan SA	190,966
785,806	IRPC PCL, (2), (3)	64,008
4,589	Motor Oil Hellas Corinth Refineries SA	62,079
18,786	Offshore Oil Engineering Co Ltd, (3)	12,951
20,985	Petronas Dagangan Bhd	106,410
34,021	Qatar Fuel QSC	150,436
3,147	S-Oil Corp	161,127
78,538	Thai Oil PCL, (2), (3)	105,783
50,583	Ultrapar Participacoes SA	184,034
	Total Energy	1,037,794
	Financials – 16.5%
1,261	Absa Group Ltd	5,871

Nuveen ESG Emerging Markets Equity ETF (NUEM) (continued)
Portfolio of Investments    July 31, 2020
(Unaudited)
Shares	Description (1)	Value
	Financials (continued)
3,240	Abu Dhabi Commercial Bank PJSC	$4,428
5,507	AMMB Holdings Bhd	3,767
103,976	Axis Bank Ltd, (3)	601,654
1,290	Ayala Corp	19,070
50,777	B3 SA - Brasil Bolsa Balcao, (3)	618,789
64,138	Banco Bradesco SA, (3)	276,471
17,793	Banco Bradesco SA, (3)	70,854
111	Banco de Credito e Inversiones SA	3,960
6,849	Banco do Brasil SA, (3)	44,180
908	Banco Santander Brasil SA	5,213
95,282	Banco Santander Chile	4,148
947	Bancolombia SA	6,807
8,986	Bancolombia SA	63,870
28,276	Bandhan Bank Ltd, 144A	130,169
3,288	Bank Central Asia Tbk PT	7,026
362,893	Bank Negara Indonesia Persero Tbk PT	114,336
22,793	Bank of Hangzhou Co Ltd, (3)	30,838
4,719	Bank Polska Kasa Opieki SA, (3)	63,963
23,416	Bank Rakyat Indonesia Persero Tbk PT	5,068
39,562	Banque Saudi Fransi	318,045
2,564	BDO Unibank Inc	4,591
9,600	Bohai Leasing Co Ltd, (3)	4,224
255,051	Cathay Financial Holding Co Ltd	344,775
1,067	Chailease Holding Co Ltd	4,462
621,007	China CITIC Bank Corp Ltd	270,832
5,268	China CITIC Bank Corp Ltd, (3)	3,896
1,213,029	China Construction Bank Corp	889,010
39,653	China Construction Bank Corp, (3)	34,781
218,725	China Everbright Bank Co Ltd	82,126
164,837	China Everbright Bank Co Ltd, (3)	89,302
346,266	China Minsheng Banking Corp Ltd	218,030
39,900	China Minsheng Banking Corp Ltd, (3)	31,681
3,349	CIMB Group Holdings Bhd	2,836
5,874	CTBC Financial Holding Co Ltd	3,890
3,473	Dongbu Insurance Co Ltd	137,299
5,882	ESun Financial Holding Co Ltd	5,441
62,331	First Abu Dhabi Bank PJSC	185,305
5,986	First Financial Holding Co Ltd	4,822
4,549	FirstRand Ltd	10,370
33,700	Founder Securities Co Ltd, (3)	41,441

Shares	Description (1)	Value
	Financials (continued)
299,912	Fubon Financial Holding Co Ltd	$427,429
62,656	Grupo Financiero Banorte SAB de CV, (3)	225,050
1,955	Hana Financial Group Inc	48,407
113	HDFC Asset Management Co Ltd, 144A	3,655
7,346	Hua Nan Financial Holdings Co Ltd	5,040
4,150	Huaxia Bank Co Ltd, (3)	3,783
773	Hyundai Marine & Fire Insurance Co Ltd	15,117
86,747	Industrial Bank Co Ltd, (3)	194,698
1,007	Itau Unibanco Holding SA	5,202
2,595	Itausa SA	5,319
1,684	Kasikornbank PCL	4,401
8,948	KB Financial Group Inc	264,745
632	Komercni banka as, (3)	14,651
83	mBank SA	4,168
4,928	MCB Bank Ltd	5,241
4,323	Mega Financial Holding Co Ltd	4,774
1,925	Moneta Money Bank AS, 144A	4,402
2,284	Muangthai Capital PCL, (2), (3)	3,662
4,785	Nedbank Group Ltd	29,499
327,801	Old Mutual Ltd	220,796
98	OTP Bank Nyrt, (3)	3,496
48,396	Public Bank Bhd	194,041
39,833	Qatar National Bank QPSC	196,922
354	Remgro Ltd	1,922
3,189	RHB Bank Bhd	3,776
198	Samsung Card Co Ltd	4,703
2,142	Samsung Fire & Marine Insurance Co Ltd	308,337
39,035	Sanlam Ltd	139,395
101	Santander Bank Polska SA, (3)	4,071
2,565	Shanghai Commercial & Savings Bank Ltd	3,708
1,004	Shinhan Financial Group Co Ltd	25,365
1,405	Siam Commercial Bank PCL, (2), (3)	3,019
10,001	SinoPac Financial Holdings Co Ltd	3,636
20,144	Standard Bank Group Ltd	128,479
11,001	Taishin Financial Holding Co Ltd	5,013
11,073	Taiwan Business Bank	3,818
594	Woori Financial Group Inc	4,238
6,708	Yuanta Financial Holding Co Ltd	4,122
	Total Financials	7,295,741

Nuveen ESG Emerging Markets Equity ETF (NUEM) (continued)
Portfolio of Investments    July 31, 2020
(Unaudited)
Shares	Description (1)	Value
	Health Care – 3.5%
88,670	3SBio Inc, 144A, (3)	$107,774
8,516	Alibaba Health Information Technology Ltd, (3)	23,515
602	Aspen Pharmacare Holdings Ltd, (3)	4,682
123	Asymchem Laboratories Tianjin Co Ltd, (3)	3,849
5,462	Bangkok Dusit Medical Services PCL, (2), (3)	3,871
1,130	Beijing Tongrentang Co Ltd, (3)	4,379
1,007	Bumrungrad Hospital PCL, (2), (3)	3,698
700	Chengdu Kanghong Pharmaceutical Group Co Ltd, (3)	4,793
3,186	China Medical System Holdings Ltd	3,860
660	China National Accord Medicines Corp Ltd, (3)	4,706
1,186	China National Medicines Corp Ltd, (3)	7,474
108,410	China Resources Pharmaceutical Group Ltd, 144A	61,547
1,018	China Resources Sanjiu Medical & Pharmaceutical Co Ltd, (3)	4,421
166,978	CSPC Pharmaceutical Group Ltd	350,322
2,400	Dong-E-E-Jiao Co Ltd, (3)	14,007
1,787	Genscript Biotech Corp, (3)	3,874
1,018	Guangzhou Baiyunshan Pharmaceutical Holdings Co Ltd, (3)	5,422
400	Guangzhou Kingmed Diagnostics Group Co Ltd, (3)	5,528
17	Hanmi Pharm Co Ltd	3,760
1,794	Hartalega Holdings Bhd	8,581
73	Helixmith Co Ltd, (3)	3,315
1,451	Huadong Medicine Co Ltd, (3)	5,781
190	Hutchison China MediTech Ltd, ADR, (3)	5,153
2,963	IHH Healthcare Bhd	3,774
400	Jafron Biomedical Co Ltd, (3)	4,208
42,671	Kalbe Farma Tbk PT	4,574
3,981	Life Healthcare Group Holdings Ltd	4,061
120,903	Luye Pharma Group Ltd, 144A	76,284
390	Notre Dame Intermedica Participacoes SA, (3)	5,001
287	Ping An Healthcare and Technology Co Ltd, 144A, (3)	4,903
5,178	Piramal Enterprises Ltd	102,297
172	Richter Gedeon Nyrt	4,001
1,612	Shanghai Fosun Pharmaceutical Group Co Ltd	7,623
800	Shanghai Fosun Pharmaceutical Group Co Ltd, (3)	7,135
47,361	Shanghai Pharmaceuticals Holding Co Ltd	84,086
1,400	Shanghai Pharmaceuticals Holding Co Ltd, (3)	4,113
93,416	Sinopharm Group Co Ltd	222,505
5,250	SSY Group Ltd	3,312
100	Topchoice Medical Corp, (3)	2,529
1,774	Winning Health Technology Group Co Ltd, (3)	5,868

Shares	Description (1)	Value
	Health Care (continued)
12,664	WuXi AppTec Co Ltd, 144A	$190,690
8,675	WuXi AppTec Co Ltd, (3)	140,496
390	Wuxi Biologics Cayman Inc, 144A, (3)	8,031
120	Yuhan Corp	5,771
305	Yunnan Baiyao Group Co Ltd, (3)	4,790
49	Zai Lab Ltd, ADR, (3)	3,729
990	Zhejiang Huahai Pharmaceutical Co Ltd, (3)	5,463
	Total Health Care	1,549,556
	Industrials – 8.2%
60	51job Inc, ADR, (3)	4,073
4,567	Aboitiz Equity Ventures Inc	4,465
5,376	Air China Ltd	3,336
5,816	Air China Ltd, (3)	5,693
66,877	Airports of Thailand PCL, (2), (3)	110,452
16,057	A-Living Services Co Ltd, 144A	90,642
908	Aselsan Elektronik Sanayi Ve Ticaret AS	4,587
802	BEST Inc, ADR, (3)	3,376
464	Bidvest Group Ltd	3,594
14,573	BOC Aviation Ltd, 144A	84,239
11,442	BTS Group Holdings PCL, (2), (3)	3,853
3,915	CCR SA	11,251
93,003	Changsha Zoomlion Heavy Industry Science and Technology Development Co Ltd, (3)	95,761
12,138	China Airlines Ltd, (3)	3,311
29,677	China Conch Venture Holdings Ltd	127,512
9,284	China Eastern Airlines Corp Ltd	3,294
6,646	China Eastern Airlines Corp Ltd, (3)	4,201
76,102	China Lesso Group Holdings Ltd	146,898
1,800	China Meheco Co Ltd, (3)	4,195
8,095	Contemporary Amperex Technology Co Ltd, (3)	246,159
55,404	Country Garden Services Holdings Co Ltd	334,203
237	Doosan Bobcat Inc	5,361
52,667	ElSwedy Cables Holding Co	22,327
9,696	Eva Airways Corp	3,591
807	Eve Energy Co Ltd, (3)	6,963
10,150	Evergreen Marine Corp Taiwan Ltd, (3)	3,811
5,085	Far Eastern New Century Corp	4,444
2,485	Greentown Service Group Co Ltd	3,399
4,144	GS Engineering & Construction Corp	93,739
18,200	Hainan Airlines Holding Co Ltd, (3)	4,121
2,298	HAP Seng Consolidated Bhd	4,851

Nuveen ESG Emerging Markets Equity ETF (NUEM) (continued)
Portfolio of Investments    July 31, 2020
(Unaudited)
Shares	Description (1)	Value
	Industrials (continued)
618	Havells India Ltd	$4,824
407	Hiwin Technologies Corp	4,293
168	Hyundai Heavy Industries Holdings Co Ltd	33,349
6,600	LG Corp	409,938
42,156	Localiza Rent a Car SA, (3)	412,345
174	Lotte Corp	4,527
4,110	Malaysia Airports Holdings Bhd	5,118
1,212	Rumo SA, (3)	5,173
29,992	Shanghai Industrial Holdings Ltd	43,729
4,000	Shanghai International Airport Co Ltd, (3)	38,944
519	Shanghai M&G Stationery Inc, (3)	4,862
48,955	Shenzhen Expressway Co Ltd	46,680
1,365	Shenzhen Inovance Technology Co Ltd, (3)	9,833
2,081	Siasun Robot & Automation Co Ltd, (3)	4,665
225	Siemens Ltd	3,499
8,762	Sime Darby Bhd	4,505
13,572	Sinotrans Ltd, (3)	6,594
48,197	Sinotruk Hong Kong Ltd	150,184
16,760	SM Investments Corp	303,524
3,671	Taiwan High Speed Rail Corp	4,173
1,724	TAV Havalimanlari Holding AS	4,100
2,330	Turk Hava Yollari AO, (3)	3,569
33,854	WEG SA	437,986
6,193	Westports Holdings Bhd	5,740
50,723	Xinjiang Goldwind Science & Technology Co Ltd	51,049
14,702	Xinjiang Goldwind Science & Technology Co Ltd, (3)	27,393
100,970	Zhejiang Expressway Co Ltd	75,042
6,579	Zhejiang Weixing New Building Materials Co Ltd, (3)	12,871
9,432	Zhengzhou Yutong Bus Co Ltd, (3)	18,412
26,702	Zoomlion Heavy Industry Science and Technology Co Ltd, (3)	31,611
	Total Industrials	3,616,234
	Information Technology – 18.5%
9,172	360 Security Technology Inc, (3)	25,529
50,679	AAC Technologies Holdings Inc	403,460
527	Accton Technology Corp	4,129
8,090	Acer Inc	5,606
468	Advantech Co Ltd	4,936
1,488	Aisino Corp, (3)	3,730
1,747	ASE Technology Holding Co Ltd	4,508
540,704	AU Optronics Corp, (3)	184,391

Shares	Description (1)	Value
	Information Technology (continued)
3,751	Beijing Shiji Information Technology Co Ltd, (3)	$19,757
142,967	BOE Technology Group Co Ltd, (3)	95,690
6,249	BYD Electronic International Co Ltd	21,891
1,537	Chicony Electronics Co Ltd	4,559
2,137	China National Software & Service Co Ltd, (3)	29,048
1,100	China TransInfo Technology Co Ltd, (3)	3,697
5,924	Cielo SA	6,111
7,153	Compal Electronics Inc	4,554
24,148	Delta Electronics Inc	164,864
33	Globant SA, (3)	5,707
477	Glodon Co Ltd, (3)	5,232
13,400	GoerTek Inc, (3)	82,007
519	HCL Technologies Ltd	4,898
47,401	Infosys Ltd	613,164
5,718	Inventec Corp	4,880
2,148	Kingdee International Software Group Co Ltd	5,931
40,682	Legend Holdings Corp, 144A	52,806
501,732	Lenovo Group Ltd	302,326
447	LG Display Co Ltd, (3)	4,727
116	LG Innotek Co Ltd	15,676
2,791	Lite-On Technology Corp	4,726
34,963	MediaTek Inc	836,644
1,055	Micro-Star International Co Ltd	4,700
2,090	Quanta Computer Inc	5,836
3,911	Samsung Electro-Mechanics Co Ltd	461,218
1,536	Samsung SDI Co Ltd	512,473
123	Sangfor Technologies Inc, (3)	3,770
219,983	Taiwan Semiconductor Manufacturing Co Ltd	3,195,233
19,918	Tata Consultancy Services Ltd	609,807
586	Tech Mahindra Ltd	5,342
772	Unisplendour Corp Ltd, (3)	4,846
8,147	United Microelectronics Corp	6,216
2,047	Vanguard International Semiconductor Corp, (3)	6,652
10,234	Wangsu Science & Technology Co Ltd, (3)	13,142
3,446	Westone Information Industry Inc, (3)	10,811
443	Win Semiconductors Corp, (3)	4,794
29,129	Wipro Ltd	109,079
4,689	Wistron Corp	5,522
62,760	Xinyi Solar Holdings Ltd	68,670

Nuveen ESG Emerging Markets Equity ETF (NUEM) (continued)
Portfolio of Investments    July 31, 2020
(Unaudited)
Shares	Description (1)	Value
	Information Technology (continued)
19,396	Yageo Corp	$257,558
	Total Information Technology	8,210,853
	Materials – 10.2%
50	Anglo American Platinum Ltd	3,829
189	Asian Paints Ltd	4,345
1,843,512	Barito Pacific Tbk PT, (3)	119,955
6,432	Beijing Oriental Yuhong Waterproof Technology Co Ltd, (3)	50,536
547	Berger Paints India Ltd	3,846
14,579	China Jushi Co Ltd, (3)	28,919
215,380	China Molybdenum Co Ltd	87,261
7,565	China Molybdenum Co Ltd, (3)	4,771
50,062	Empresas CMPC SA	110,920
98,256	Eregli Demir ve Celik Fabrikalari TAS	107,554
4,509	Ganfeng Lithium Co Ltd, (3)	36,164
4,800	GEM Co Ltd, (3)	3,681
277	Hanwha Solutions Corp	5,929
3,558	Hengli Petrochemical Co Ltd, (3)	8,297
11,190	Impala Platinum Holdings Ltd	99,147
4,527	Indorama Ventures PCL, (2), (3)	3,629
421	Industrias Penoles SAB de CV	6,297
9,568	KGHM Polska Miedz SA, (3)	323,194
1,382	Klabin SA	5,485
12	Korea Zinc Co Ltd	4,170
4,512	Kumba Iron Ore Ltd	145,730
91,838	Lee & Man Paper Manufacturing Ltd	56,523
1,605	LG Chem Ltd	765,184
365	LG Chem Ltd	81,492
520	Lotte Chemical Corp	73,544
27,278	Nan Ya Plastics Corp	56,894
23,265	National Industrialization Co, (3)	64,018
608	Northam Platinum Ltd, (3)	4,785
167,023	Petronas Chemicals Group BHD	243,444
9,555	PhosAgro PJSC, GDR	112,940
238	Pidilite Industries Ltd	4,333
10,093	Polymetal International PLC	251,032
4,784	Polyus PJSC, GDR	547,768
5,508	Press Metal Aluminium Holdings Bhd	6,287
69,959	PTT Global Chemical PCL, (2), (3)	105,446
29,764	Saudi Arabian Mining Co, (3)	286,894
23,418	Shanxi Taigang Stainless Steel Co Ltd, (3)	11,915

Shares	Description (1)	Value
	Materials (continued)
18,428	Siam Cement PCL, (2)	$225,752
4,098	Sociedad Quimica y Minera de Chile SA	124,799
3,077	Taiwan Cement Corp	4,727
4,330	Transfar Zhilian Co Ltd, (3)	3,562
3,265	UPL Ltd	20,852
2,260	Xiamen Tungsten Co Ltd, (3)	4,859
17,604	Yanbu National Petrochemical Co	243,144
660	Yunnan Energy New Material Co Ltd, (3)	7,554
2,867	Zhaojin Mining Industry Co Ltd	3,574
4,851	Zhejiang Huayou Cobalt Co Ltd, (3)	29,729
	Total Materials	4,504,710
	Real Estate – 2.7%
27,463	Aldar Properties PJSC	12,935
3,309	BR Malls Participacoes SA	6,293
1,991	Central Pattana PCL, (2), (3)	3,081
1,667	China Merchants Shekou Industrial Zone Holdings Co Ltd, (3)	4,076
112,539	China Overseas Land & Investment Ltd	342,691
3,200	China Overseas Property Holdings Ltd	3,340
953	China Resources Land Ltd	3,972
53,391	China Vanke Co Ltd	168,091
40,656	China Vanke Co Ltd, (3)	156,395
41,282	DLF Ltd	77,915
5,930	Grandjoy Holdings Group Co Ltd, (3)	4,657
34,379	Greenland Holdings Corp Ltd, (3)	40,256
3,972	Jinke Properties Group Co Ltd, (3)	4,953
12,055	Land & Houses PCL, (2), (3)	2,861
2,855	Logan Group Co Ltd	4,944
906	NEPI Rockcastle PLC	4,735
6,758	Oceanwide Holdings Co Ltd, (3)	4,078
49,951	Poly Developments and Holdings Group Co Ltd, (3)	111,682
2,456	Ruentex Development Co Ltd	4,259
1,936	Shanghai Zhangjiang High-Tech Park Development Co Ltd, (3)	5,585
9,753	Shimao Group Holdings Ltd	41,339
19,574	Shui On Land Ltd	2,904
11,298	Sino-Ocean Group Holding Ltd	2,726
83,979	SM Prime Holdings Inc	51,265
9,942	SOHO China Ltd, (3)	3,694
64,113	Wharf Holdings Ltd	108,865
9,489	Yuzhou Group Holdings Co Ltd	4,261
	Total Real Estate	1,181,853

Nuveen ESG Emerging Markets Equity ETF (NUEM) (continued)
Portfolio of Investments    July 31, 2020
(Unaudited)
Shares	Description (1)	Value
	Utilities – 2.9%
11,357	Aguas Andinas SA	$3,993
185,902	China Longyuan Power Group Corp Ltd	133,126
2,501	Cia Energetica de Minas Gerais	5,765
370	Cia Paranaense de Energia, (3)	4,718
618,371	Enel Americas SA	95,964
68,736	Enel Chile SA	5,903
385	Energisa SA	3,635
2,973	Energy Absolute PCL, (2), (3)	4,505
541	Engie Brasil Energia SA	4,798
46,225	ENN Energy Holdings Ltd	560,054
1,201	Equatorial Energia SA	5,890
30,958	Interconexion Electrica SA ESP	159,426
991	Manila Electric Co	5,344
127,896	Power Grid Corp of India Ltd	305,155
	Total Utilities	1,298,276
	Total Common Stocks (cost $36,105,065)	44,113,502

Shares	Description (1)	Value
	COMMON STOCK RIGHTS – 0.0%
3,176	Legend Holdings Corp, (4)	$ —
	Total Common Stock Rights (cost $-)	—
	Total Long-Term Investments (cost $36,105,065)	44,113,502
	Other Assets Less Liabilities – 0.4%	198,656
	Net Assets – 100%	$44,312,158
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).

Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$43,204,532	$908,317	$653	$44,113,502
Common Stock Rights	—	—	—*	—
Total	$43,204,532	$908,317	$653	$44,113,502

*	Value equals zero as of the end of the reporting period.

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	For fair value measurement disclosure purposes, investment classified as Level 2.
(3)	Non-income producing; issuer has not declared a dividend within the past twelve months.
(4)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt

Nuveen ESG International Developed Markets Equity ETF (NUDM)
Portfolio of Investments    July 31, 2020
(Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 99.6%
	COMMON STOCKS – 99.6%
	Communication Services – 5.3%
4,043	BT Group PLC	$5,231
88	Elisa Oyj	5,251
1,449	Informa PLC, (2)	7,035
4,879	ITV PLC	3,630
246	JCDecaux SA, (2)	4,151
216	KDDI Corp	6,658
2,177	Koninklijke KPN NV	5,648
1,764	Nintendo Co Ltd	774,805
8,339	NTT DOCOMO Inc	229,317
386	Orange SA	4,524
7,170	Pearson PLC	49,970
211	Schibsted ASA, (2)	6,954
288,966	Singapore Telecommunications Ltd	522,596
419	Softbank Corp	5,606
7	Swisscom AG	3,738
369	Tele2 AB	5,235
1,520	Telefonica Deutschland Holding AG	4,179
26,279	Telenor ASA	407,694
1,475	Telia Co AB	5,749
350,136	Vodafone Group PLC	531,060
684	WPP PLC	5,099
	Total Communication Services	2,594,130
	Consumer Discretionary – 11.5%
20	adidas AG, (2)	5,532
835	Barratt Developments PLC, (2)	5,596
2,057	Bayerische Motoren Werke AG	105,955
5,628	Bayerische Motoren Werke AG	364,035
164	Benesse Holdings Inc	4,262
93	Berkeley Group Holdings PLC	5,437
264	Burberry Group PLC	4,340
85	Cie Financiere Richemont SA	5,279
21,591	Compass Group PLC, (2)	297,693
103	Denso Corp, (2)	3,768
1,941	EssilorLuxottica SA, (2)	257,525

Shares	Description (1)	Value
	Consumer Discretionary (continued)
9	Fast Retailing Co Ltd	$4,771
313	Hennes & Mauritz AB, (2)	4,863
8,163	Honda Motor Co Ltd	194,868
711	Husqvarna AB	6,790
7,266	Industria de Diseno Textil SA	193,493
777	JD Sports Fashion PLC	6,176
603	Kering SA	343,511
250	Marui Group Co Ltd	3,601
811	Mazda Motor Corp, (2)	4,533
2,754	Mercari Inc, (2)	115,130
61	Next PLC, (2)	4,363
335	NGK Spark Plug Co Ltd, (2)	4,464
10,854	Nikon Corp	75,351
9,201	Ocado Group PLC, (2)	247,927
4,664	Oriental Land Co Ltd/Japan, (2)	558,904
69,980	Panasonic Corp	595,687
135	Pandora A/S	8,575
21,401	Peugeot SA, (2)	345,183
14,623	Pirelli & C SpA, 144A, (2)	58,152
48	Prosus NV, (2)	4,660
74	Puma SE, (2)	5,761
31,309	Rakuten Inc, (2)	285,758
6,980	Renault SA, (2)	165,531
618	SEB SA	102,383
392	Sega Sammy Holdings Inc, (2)	4,408
422	Sekisui Chemical Co Ltd	5,716
13,295	Sony Corp	1,015,515
197	Stanley Electric Co Ltd	4,688
2,556	Taylor Wimpey PLC, (2)	3,970
6,020	Valeo SA	154,759
132	Whitbread PLC, (2)	3,777
7,059	Yamada Denki Co Ltd	30,511
102	Yamaha Corp	4,679
367	Yamaha Motor Co Ltd	5,328
100	Zalando SE, 144A, (2)	7,242
337	ZOZO Inc	9,116
	Total Consumer Discretionary	5,649,566
	Consumer Staples – 14.2%
12,976	Associated British Foods PLC	300,597
48	Beiersdorf AG	5,741

Nuveen ESG International Developed Markets Equity ETF (NUDM) (continued)
Portfolio of Investments    July 31, 2020
(Unaudited)
Shares	Description (1)	Value
	Consumer Staples (continued)
1,520	Casino Guichard Perrachon SA, (2)	$42,419
18,344	Coca-Cola Amatil Ltd	107,611
7,474	Coca-Cola European Partners PLC	307,705
7,248	Coca-Cola HBC AG, (2)	190,545
10,425	Danone SA	697,000
2,403	Essity AB, (2)	79,285
3,760	Henkel AG & Co KGaA	327,463
63	Henkel AG & Co KGaA	6,213
109	ICA Gruppen AB	5,369
411	Jeronimo Martins SGPS SA	6,948
8,527	Kao Corp	615,834
533	Kerry Group PLC	70,591
109	Lawson Inc	5,412
2,952	L'Oreal SA	987,880
6,532	METRO AG	59,877
16,020	Mowi ASA, (2)	289,032
15,953	Nestle SA	1,895,701
27,245	Orkla ASA	268,583
189,710	Tesco PLC	540,567
2,663	Unilever NV	157,702
1,822	Wm Morrison Supermarkets PLC	4,468
	Total Consumer Staples	6,972,543
	Energy – 2.1%
9,111	Ampol Ltd	171,712
2,551	Koninklijke Vopak NV	139,818
15,412	Neste Oyj	708,576
	Total Energy	1,020,106
	Financials – 16.7%
35,432	3i Group PLC	413,704
65,400	Aegon NV	193,803
806	Allianz SE	167,954
63	Amundi SA, 144A, (2)	4,790
24,998	Assicurazioni Generali SpA	374,231
520	ASX Ltd	30,822
48,176	Australia & New Zealand Banking Group Ltd	620,508
78,187	Aviva PLC	270,610
36,885	Banco Bilbao Vizcaya Argentaria SA, (2)	115,017
41,482	Bank Hapoalim BM	246,898
28,464	Bank Leumi Le-Israel BM	142,561
1,202	Bankinter SA, (2)	6,228

Shares	Description (1)	Value
	Financials (continued)
134,895	BOC Hong Kong Holdings Ltd	$375,956
2,718	CaixaBank SA, (2)	5,850
2,759	CNP Assurances, (2)	33,245
1,235	Commerzbank AG, (2)	6,351
603	Credit Agricole SA, (2)	5,794
24	Deutsche Boerse AG	4,388
1,418	Direct Line Insurance Group plc	5,516
8,700	EQT AB	203,970
681	Erste Group Bank AG	15,220
100	Eurazeo SE, (2)	5,236
16,544	Hang Seng Bank Ltd	260,214
8,890	Hong Kong Exchanges & Clearing Ltd	424,644
819	ING Groep NV, (2)	5,710
344,457	Intesa Sanpaolo SpA, (2)	695,377
42,302	Israel Discount Bank Ltd	128,438
194	Julius Baer Group Ltd	8,530
862	KBC Group NV	49,253
179	Kinnevik AB, (2)	6,279
4,409	Legal & General Group PLC	12,384
91	London Stock Exchange Group PLC	10,133
1,285	Mitsubishi UFJ Lease & Finance Co Ltd, (2)	5,408
233	MS&AD Insurance Group Holdings Inc	5,809
2,372	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	630,539
34,817	Natixis SA, (2)	84,607
22,462	Prudential PLC	325,917
8,872	QBE Insurance Group Ltd	63,053
76,028	Resona Holdings Inc	247,219
905	RSA Insurance Group PLC, (2)	5,097
132	Schroders PLC	5,137
788	Singapore Exchange Ltd	4,695
601	Skandinaviska Enskilda Banken AB, (2)	5,818
339	Societe Generale SA, (2)	5,205
1,095	Standard Chartered PLC, (2)	5,545
1,708	Standard Life Aberdeen PLC	5,613
11,296	Sumitomo Mitsui Financial Group Inc	299,147
11,576	Sumitomo Mitsui Trust Holdings Inc	296,708
520	Svenska Handelsbanken AB, (2)	4,923
4,722	Swiss Re AG	372,486
574	T&D Holdings Inc	4,685
7,750	Tokio Marine Holdings Inc	325,158

Nuveen ESG International Developed Markets Equity ETF (NUDM) (continued)
Portfolio of Investments    July 31, 2020
(Unaudited)
Shares	Description (1)	Value
	Financials (continued)
241	Tryg A/S	$7,121
53,592	UBS Group AG	630,061
49	Wendel SE	4,592
11	Zurich Insurance Group AG	4,065
	Total Financials	8,198,222
	Health Care – 12.4%
5,082	Alcon Inc, (2)	307,255
28,941	Astellas Pharma Inc	451,647
9,344	AstraZeneca PLC	1,046,119
15,894	Chugai Pharmaceutical Co Ltd	711,945
357	Cochlear Ltd, (2)	48,701
45	Coloplast A/S	7,687
1,805	CSL Ltd	349,633
8,272	Daiichi Sankyo Co Ltd	724,318
188	Demant A/S, (2)	5,832
8,420	Eisai Co Ltd	675,878
453	Fisher & Paykel Healthcare Corp Ltd	10,864
14	Genmab A/S, (2)	4,799
1,082	H Lundbeck A/S	39,493
15	Lonza Group AG	9,376
55	Merck KGaA	7,027
3,701	NMC Health PLC, (3)	5
130	Novo Nordisk A/S	8,605
115	Orion Oyj	5,034
44	Orpea, (2)	5,630
5,223	Ramsay Health Care Ltd	232,157
2,586	Roche Holding AG	898,576
554	Ryman Healthcare Ltd	4,908
525	Sartorius AG	202,012
19	Sartorius Stedim Biotech	5,931
2,012	Shionogi & Co Ltd	119,106
263	Sonic Healthcare Ltd	6,054
24	Sonova Holding AG, (2)	5,424
2,561	Sysmex Corp, (2)	196,950
	Total Health Care	6,090,966
	Industrials – 17.6%
6,450	ABB Ltd	161,445
66	Adecco Group AG	3,132
235	Alfa Laval AB, (2)	5,566
6,869	Alstom SA, (2)	383,630

Shares	Description (1)	Value
	Industrials (continued)
2,643	ANDRITZ AG	$89,010
7,637	Assa Abloy AB	167,388
1,134	Auckland International Airport Ltd	4,820
7,578	Bouygues SA	268,830
30,937	Brambles Ltd	239,170
6,719	Bunzl PLC	193,835
6,129	Cie de Saint-Gobain, (2)	225,906
37,309	CNH Industrial NV, (2)	255,178
101	Daikin Industries Ltd, (2)	17,625
2,342	DCC PLC	210,007
11,633	Deutsche Post AG	471,281
166	East Japan Railway Co, (2)	9,532
57	Eiffage SA, (2)	4,988
2,862	Ferguson PLC	255,133
17,827	Ferrovial SA	437,208
1,509	Fraport AG Frankfurt Airport Services Worldwide, (2)	58,921
10	Geberit AG	5,531
386	Getlink SE, (2)	5,810
135	Hankyu Hanshin Holdings Inc	3,850
898	HOCHTIEF AG	73,270
81	Intertek Group PLC	5,717
5,374	Investment AB Latour	110,197
5,249	Kawasaki Heavy Industries Ltd, (2)	71,191
115	Keio Corp, (2)	5,699
105	Kingspan Group PLC	7,543
11,557	Komatsu Ltd	225,828
33	Kuehne + Nagel International AG	5,692
108	Legrand SA	8,362
111	Miura Co Ltd, (2)	4,163
56,021	MTR Corp Ltd	278,291
1,705	MTU Aero Engines AG	296,073
223	Nabtesco Corp	6,686
8,669	NGK Insulators Ltd	107,163
292	Nibe Industrier AB, (2)	7,013
99	Nippon Express Co Ltd	4,691
353	Obayashi Corp, (2)	3,132
220	Odakyu Electric Railway Co Ltd, (2)	4,569
117	Randstad NV, (2)	5,625
31,592	RELX PLC	669,652
789	Rentokil Initial PLC, (2)	5,532

Nuveen ESG International Developed Markets Equity ETF (NUDM) (continued)
Portfolio of Investments    July 31, 2020
(Unaudited)
Shares	Description (1)	Value
	Industrials (continued)
351	SEEK Ltd	$5,455
153	SG Holdings Co Ltd	5,600
159	SGS SA	417,906
461	Shimizu Corp, (2)	3,296
8,237	Siemens AG	1,055,064
258	Skanska AB, (2)	5,208
290	SKF AB	5,355
40	Spirax-Sarco Engineering PLC	5,413
1,355	Sydney Airport	5,082
25	Teleperformance	7,311
310	Tokyu Corp	3,436
70,904	Transurban Group	702,222
1,835	Vestas Wind Systems A/S	236,503
46,454	Volvo AB, (2)	801,687
80	West Japan Railway Co, (2)	3,426
	Total Industrials	8,646,849
	Information Technology – 5.2%
12,285	Amadeus IT Group SA	615,364
2,356	ASML Holding NV	834,955
66	Atos SE, (2)	5,650
49	Capgemini SE	6,345
31	Dassault Systemes SE	5,649
53	Fujitsu Ltd	7,078
9,667	Infineon Technologies AG	241,542
770	Ingenico Group SA, (2)	123,968
1,884	Murata Manufacturing Co Ltd	117,766
6,614	Nokia Oyj, (2)	31,754
77	Omron Corp	5,484
576	Sage Group PLC	5,514
2,548	SAP SE	403,080
102	Sumisho Computer Systems Corp	5,152
81	Wixcom Ltd, (2)	23,529
61	Worldline SA/France, 144A, (2)	5,245
160	Yaskawa Electric Corp	5,274
8,297	Yokogawa Electric Corp	125,793
	Total Information Technology	2,569,142
	Materials – 7.9%
830	Arkema SA	85,997
45,671	Asahi Kasei Corp	324,790
9,963	Boliden AB, (2)	271,067

Shares	Description (1)	Value
	Materials (continued)
1,959	Chr Hansen Holding A/S	$223,001
267	Clariant AG, (2)	5,048
3,479	Covestro AG, 144A	135,183
82	Croda International PLC	6,167
643	Daicel Corp	4,269
26,786	Fortescue Metals Group Ltd	334,439
61	Givaudan SA	252,194
7,774	Hitachi Metals Ltd, (2)	100,879
2,834	Johnson Matthey PLC	83,282
257	Kansai Paint Co Ltd	4,934
1,413	Koninklijke DSM NV	216,545
46,692	Mitsubishi Chemical Holdings Corp	249,866
1,604	Nippon Paint Co Ltd	108,926
2,790	Nitto Denko Corp	157,009
90	Novozymes A/S	5,393
4,931	Showa Denko KK, (2)	101,484
187	Sika AG	41,215
4,644	Smurfit Kappa Group PLC	156,289
440	Stora Enso Oyj	5,546
53,981	Sumitomo Chemical Co Ltd, (2)	154,698
8,491	Sumitomo Metal Mining Co Ltd, (2)	251,686
406	Svenska Cellulosa AB (B Shares), (2)	4,913
63	Symrise AG	7,901
361	Teijin Ltd, (2)	5,186
50,588	Toray Industries Inc	217,271
7,188	Umicore SA	339,482
170	UPM-Kymmene Oyj	4,549
	Total Materials	3,859,209
	Real Estate – 3.5%
31,941	British Land Co PLC	153,478
41,160	CapitaLand Ltd	82,842
3,544	CapitaLand Mall Trust	4,884
865	City Developments Ltd	5,160
5,910	Daiwa House Industry Co Ltd	130,352
813	Dexus	4,962
39	Gecina SA	5,050
545	Goodman Group	6,617
1,201	GPT Group	3,342
7,135	Klepierre SA	123,098
7,739	Land Securities Group PLC	58,568

Nuveen ESG International Developed Markets Equity ETF (NUDM) (continued)
Portfolio of Investments    July 31, 2020
(Unaudited)
Shares	Description (1)	Value
	Real Estate (continued)
39	LEG Immobilien AG	$5,454
24,160	Lendlease Corp Ltd	196,654
3,224	Mirvac Group	4,832
19,729	Mitsubishi Estate Co Ltd	283,442
8,673	Mitsui Fudosan Co Ltd	135,185
1	Nippon Building Fund Inc	5,599
2	Nippon Prologis REIT Inc	6,895
296	Nomura Real Estate Holdings Inc	4,905
5	Nomura Real Estate Master Fund Inc	6,185
485	Segro PLC	6,169
51,854	Stockland	118,627
42,855	Swire Properties Ltd	98,979
51	Swiss Prime Site AG	4,662
5,041	Unibail-Rodamco-Westfield	265,383
1,278	UOL Group Ltd	6,170
	Total Real Estate	1,727,494
	Utilities – 3.2%
37,785	Meridian Energy Ltd	122,329
52,102	National Grid PLC	615,728
5,866	Orsted A/S, 144A	839,111
	Total Utilities	1,577,168
	Total Long-Term Investments (cost $48,841,740)	48,905,395
	Other Assets Less Liabilities – 0.4%	209,283
	Net Assets – 100%	$49,114,678
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$48,905,390	$ —	$5	$48,905,395

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.
(3)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
REIT	Real Estate Investment Trust

Nuveen ESG Large-Cap ETF (NULC)
Portfolio of Investments    July 31, 2020
(Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 99.8%
	COMMON STOCKS – 99.8%
	Communication Services – 9.4%
38	Activision Blizzard Inc	$3,140
189	Alphabet Inc., Class A, (2)	281,222
261	Alphabet Inc., Class C, (2)	387,053
1,420	Discovery Inc, Class C, (2)	26,909
1	Electronic Arts Inc, (2)	142
867	Liberty Global PLC, Class A, (2)	20,292
2,217	Liberty Global PLC, Class C, (2)	50,459
1,142	Omnicom Group Inc	61,360
5,871	Sirius XM Holdings Inc	34,521
5	Take-Two Interactive Software Inc, (2)	820
4,876	Verizon Communications Inc	280,272
2,468	Walt Disney Co, (2)	288,608
	Total Communication Services	1,434,798
	Consumer Discretionary – 10.9%
17	Aramark	359
133	Booking Holdings Inc, (2)	221,063
1	Chipotle Mexican Grill Inc, (2)	1,155
36	Domino's Pizza Inc	13,918
3,739	eBay Inc	206,692
13	Home Depot Inc	3,452
2	Lululemon Athletica Inc, (2)	651
228	MercadoLibre Inc, (2)	256,413
2,138	Newell Brands Inc	35,063
1,543	NIKE Inc., Class B	150,612
258	Royal Caribbean Cruises Ltd	12,567
2,876	Starbucks Corp	220,100
1,151	Target Corp	144,888
221	Tesla Inc, (2)	316,198
4	Tiffany & Co	502
57	Vail Resorts Inc, (2)	10,946
298	Wayfair Inc, Class A, (2)	79,295
	Total Consumer Discretionary	1,673,874
	Consumer Staples – 6.8%
744	Bunge Ltd	32,319

Shares	Description (1)	Value
	Consumer Staples (continued)
5	Campbell Soup Co	$248
6,025	Coca-Cola Co	284,621
595	General Mills Inc	37,646
42	Hormel Foods Corp	2,136
6	Kellogg Co	414
1,872	Keurig Dr Pepper Inc	57,265
2,046	PepsiCo Inc	281,652
2,600	Procter & Gamble Co	340,912
	Total Consumer Staples	1,037,213
	Energy – 2.0%
3,484	Baker Hughes Co	53,967
1,219	Cheniere Energy Inc, (2)	60,316
2,061	National Oilwell Varco Inc, (2)	23,722
1,703	ONEOK Inc	47,531
2,186	Valero Energy Corp	122,919
	Total Energy	308,455
	Financials – 10.6%
49	Aflac Inc	1,743
20	Allstate Corp	1,888
824	American Express Co	76,896
1,298	Annaly Capital Management Inc	9,618
2	Arch Capital Group Ltd, (2)	61
4,136	Bank of New York Mellon Corp	148,276
7	BlackRock Inc	4,025
636	Blackstone Group Inc, Class A	33,886
429	Charles Schwab Corp	14,221
582	Chubb Ltd	74,054
18	Citizens Financial Group Inc	447
1,144	CME Group Inc	190,110
757	Comerica Inc	29,160
24	Equitable Holdings Inc	491
3	Franklin Resources Inc	63
376	Hartford Financial Services Group Inc	15,912
1,328	Intercontinental Exchange Inc	128,524
55	Invesco Ltd	552
4	KeyCorp	48
2	Lincoln National Corp	74
1,391	Loews Corp	50,646
5	M&T Bank Corp	530
18	MarketAxess Holdings Inc	9,301

Nuveen ESG Large-Cap ETF (NULC) (continued)
Portfolio of Investments    July 31, 2020
(Unaudited)
Shares	Description (1)	Value
	Financials (continued)
1,806	Marsh & McLennan Cos Inc	$210,580
3	Moody's Corp	844
1,620	Morgan Stanley	79,186
7	Northern Trust Corp	548
2	People's United Financial Inc	22
518	PNC Financial Services Group Inc	55,255
775	Progressive Corp	70,013
4	Prudential Financial Inc	253
3,684	Regions Financial Corp	40,008
486	S&P Global Inc	170,221
1	State Street Corp	64
16	SVB Financial Group, (2)	3,588
1,342	Travelers Cos Inc	153,552
1,387	Truist Financial Corp	51,957
1	Willis Towers Watson PLC	210
	Total Financials	1,626,827
	Health Care – 14.1%
1,849	AbbVie Inc	175,489
182	ABIOMED Inc, (2)	54,589
1,654	Agilent Technologies Inc	159,330
351	Align Technology Inc, (2)	103,131
320	Amgen Inc	78,294
547	Becton Dickinson and Co	153,893
2	Biogen Inc, (2)	549
548	BioMarin Pharmaceutical Inc, (2)	65,656
2,106	Bristol-Myers Squibb Co	123,538
6	Cardinal Health Inc	328
9	Centene Corp, (2)	587
1,340	Cerner Corp	93,063
351	Cigna Corp	60,614
2	Cooper Cos Inc	566
3,131	CVS Health Corp	197,065
14	DaVita Inc, (2)	1,223
17	DENTSPLY SIRONA Inc	758
257	DexCom Inc, (2)	111,934
855	Edwards Lifesciences Corp, (2)	67,041
2,047	Elanco Animal Health Inc, (2)	48,371
924	Eli Lilly and Co	138,868
851	Gilead Sciences Inc	59,170
3	HCA Inc, (2)	380

Shares	Description (1)	Value
	Health Care (continued)
8	Hologic Inc, (2)	$558
46	Humana Inc	18,053
3	IQVIA Holdings Inc, (2)	475
10	Laboratory Corp of America Holdings, (2)	1,929
2,816	Merck & Co Inc	225,956
5	PerkinElmer Inc	595
8	Perrigo Co PLC	424
5	Quest Diagnostics Inc	635
1	ResMed Inc	203
377	Teladoc Health Inc, (2)	89,586
385	Varian Medical Systems Inc, (2)	54,947
239	Vertex Pharmaceuticals Inc, (2)	65,008
4	Zoetis Inc	607
	Total Health Care	2,153,413
	Industrials – 9.8%
1,353	3M Co	203,586
10	A O Smith Corp	481
2	AMERCO, (2)	635
4,383	Carrier Global Corp, (2)	119,393
8	Caterpillar Inc	1,063
2	Copart Inc, (2)	187
2,972	CSX Corp	212,022
744	Fortune Brands Home & Security Inc	56,916
1	HD Supply Holdings Inc, (2)	35
2,102	Howmet Aerospace Inc, (2)	31,068
3	IDEX Corp	494
2,022	IHS Markit Ltd	163,236
2	Johnson Controls International plc	77
1,891	Nielsen Holdings PLC	27,287
442	Parker-Hannifin Corp	79,083
619	Rockwell Automation Inc	135,029
353	Roper Technologies Inc	152,655
817	Stanley Black & Decker Inc	125,262
195	Teledyne Technologies Inc, (2)	59,807
760	United Parcel Service Inc, Class B	108,498
173	Verisk Analytics Inc	32,647
	Total Industrials	1,509,461
	Information Technology – 25.5%
1,240	Accenture PLC, Class A	278,727
563	Adobe Inc, (2)	250,152

Nuveen ESG Large-Cap ETF (NULC) (continued)
Portfolio of Investments    July 31, 2020
(Unaudited)
Shares	Description (1)	Value
	Information Technology (continued)
1,484	Applied Materials Inc	$95,466
3	Autodesk Inc, (2)	709
3,077	Cisco Systems Inc	144,927
928	Cognex Corp	62,055
6,894	Hewlett Packard Enterprise Co	68,044
7,644	HP Inc	134,382
3,158	Intel Corp	150,731
1,685	International Business Machines Corp	207,154
2	Intuit Inc	613
1,005	Keysight Technologies Inc, (2)	100,389
850	Mastercard Inc., Class A	262,250
4,790	Microsoft Corp	981,998
2	NortonLifeLock Inc	43
752	NVIDIA Corp	319,292
1,674	PayPal Holdings Inc, (2)	328,221
1,067	salesforce.com Inc, (2)	207,905
1,999	Texas Instruments Inc	254,972
1,331	Trimble Inc, (2)	59,243
9	VMware Inc, Class A, (2)	1,262
3	Western Union Co	73
	Total Information Technology	3,908,608
	Materials – 3.4%
54	Amcor PLC	556
1	Axalta Coating Systems Ltd, (2)	22
434	Ball Corp	31,955
973	Ecolab Inc	182,029
261	Linde PLC	63,974
1,908	Mosaic Co	25,701
353	Newmont Corp	24,428
564	PPG Industries Inc	60,714
197	Sherwin-Williams Co	127,640
2	Steel Dynamics Inc	55
	Total Materials	517,074
	Real Estate – 4.9%
983	American Tower Corp	256,946
2	CBRE Group Inc, Class A, (2)	88
309	Equinix Inc	242,713
9	Equity Residential	483
3,760	Host Hotels & Resorts Inc	40,533
15	Iron Mountain Inc	423

Shares	Description (1)	Value
	Real Estate (continued)
1,827	Prologis Inc	$192,602
188	Welltower Inc	10,069
	Total Real Estate	743,857
	Utilities – 2.4%
1,776	Consolidated Edison Inc	136,450
1,024	Eversource Energy	92,232
1,033	Sempra Energy	128,567
290	UGI Corp	9,669
	Total Utilities	366,918
	Total Long-Term Investments (cost $13,646,675)	15,280,498
	Other Assets Less Liabilities – 0.2%	37,977
	Net Assets – 100%	$15,318,475
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$15,280,498	$ —	$ —	$15,280,498

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

Nuveen ESG Large-Cap ETF (NULC) (continued)
Portfolio of Investments    July 31, 2020
(Unaudited)

Nuveen ESG Large-Cap Growth ETF (NULG)
Portfolio of Investments    July 31, 2020
(Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 99.9%
	COMMON STOCKS – 99.9%
	Communication Services – 12.4%
66,385	Activision Blizzard Inc	$5,485,393
8,749	Alphabet Inc., Class A, (2)	13,018,075
7,075	Alphabet Inc., Class C, (2)	10,491,942
993	Cable One Inc	1,809,802
34,649	Electronic Arts Inc, (2)	4,906,991
240,500	Sirius XM Holdings Inc	1,414,140
24,692	Take-Two Interactive Software Inc, (2)	4,049,982
	Total Communication Services	41,176,325
	Consumer Discretionary – 15.2%
1,271	AutoZone Inc, (2)	1,534,631
3,182	Booking Holdings Inc, (2)	5,288,898
25,524	Dollar General Corp	4,859,770
102,841	eBay Inc	5,685,050
9,206	Lululemon Athletica Inc, (2)	2,997,382
2,764	MercadoLibre Inc, (2)	3,108,450
66,631	NIKE Inc., Class B	6,503,852
8,280	O'Reilly Automotive Inc, (2)	3,952,706
73,334	Starbucks Corp	5,612,251
5,702	Tesla Inc, (2)	8,158,193
27,903	TJX Cos Inc, (2)	1,450,677
16,502	Yum! Brands Inc	1,502,507
	Total Consumer Discretionary	50,654,367
	Consumer Staples – 5.8%
34,700	Church & Dwight Co Inc	3,342,651
17,662	Clorox Co	4,177,240
63,770	Colgate-Palmolive Co	4,923,044
25,254	Estee Lauder Cos Inc., Class A, (2)	4,988,675
9,425	McCormick & Co Inc/MD	1,836,932
	Total Consumer Staples	19,268,542
	Financials – 5.1%
1,101	FactSet Research Systems Inc	381,276
50,984	Intercontinental Exchange Inc	4,934,232
38,168	Marsh & McLennan Cos Inc	4,450,389
4,468	Moody's Corp	1,256,848

Nuveen ESG Large-Cap Growth ETF (NULG) (continued)
Portfolio of Investments    July 31, 2020
(Unaudited)
Shares	Description (1)	Value
	Financials (continued)
16,953	S&P Global Inc	$5,937,788
	Total Financials	16,960,533
	Health Care – 17.5%
46,882	Agilent Technologies Inc	4,516,143
74,973	Bristol-Myers Squibb Co	4,397,916
38,994	Centene Corp, (2)	2,544,359
60,213	Cerner Corp	4,181,793
10,690	Cooper Cos Inc	3,024,522
17,823	DaVita Inc, (2)	1,557,552
10,806	DexCom Inc, (2)	4,706,445
32,752	Edwards Lifesciences Corp, (2)	2,568,084
1,115	Humana Inc	437,582
1,031	IDEXX Laboratories Inc, (2)	410,080
4,452	Regeneron Pharmaceuticals Inc, (2)	2,813,976
23,386	ResMed Inc	4,735,899
15,279	Teladoc Health Inc, (2)	3,630,749
19,239	Thermo Fisher Scientific Inc	7,963,984
18,448	Vertex Pharmaceuticals Inc, (2)	5,017,856
37,233	Zoetis Inc	5,647,501
	Total Health Care	58,154,441
	Industrials – 9.6%
439	Copart Inc, (2)	40,937
18,498	Expeditors International of Washington Inc	1,563,266
12,236	Fastenal Co	575,581
16,568	IDEX Corp	2,730,738
62,104	IHS Markit Ltd	5,013,656
23,762	Illinois Tool Works Inc	4,395,732
221	Lennox International Inc	59,259
12,628	Rockwell Automation Inc	2,754,672
11,278	Roper Technologies Inc	4,877,171
7,975	Teledyne Technologies Inc, (2)	2,445,932
23,371	Trane Technologies PLC	2,614,514
26,270	Verisk Analytics Inc	4,957,412
	Total Industrials	32,028,870
	Information Technology – 33.1%
25,957	Accenture PLC, Class A	5,834,614
20,218	Adobe Inc, (2)	8,983,262
85,409	Applied Materials Inc	5,494,361
23,422	Autodesk Inc, (2)	5,537,663

Shares	Description (1)	Value
	Information Technology (continued)
48,564	Cadence Design Systems Inc, (2)	$5,305,617
37,495	Cognex Corp	2,507,291
18,310	Intuit Inc	5,609,635
40,877	Keysight Technologies Inc, (2)	4,083,203
17,003	Lam Research Corp	6,412,851
31,921	Mastercard Inc., Class A	9,848,586
23,600	NVIDIA Corp	10,020,324
10,866	Paycom Software Inc, (2)	3,089,964
49,168	PayPal Holdings Inc, (2)	9,640,370
38,929	salesforce.com Inc, (2)	7,585,316
13,587	ServiceNow Inc, (2)	5,967,410
26,202	Splunk Inc, (2)	5,497,704
27,188	Trimble Inc, (2)	1,210,138
17,922	VMware Inc, Class A, (2)	2,512,844
26,642	Workday Inc, Class A, (2)	4,820,071
	Total Information Technology	109,961,224
	Materials – 1.2%
21,314	Ecolab Inc	3,987,423
	Total Long-Term Investments (cost $281,406,330)	332,191,725

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	SHORT-TERM INVESTMENTS – 0.1%
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 0.1%
$384	Federal Agricultural Mortgage Corp Discount Notes	0.000%	8/03/20	N/R	$384,000
	Total Short-Term Investments (cost $384,000)				384,000
	Total Investments (cost $281,790,330) – 100.0%				332,575,725
	Other Assets Less Liabilities – 0.0%				54,240
	Net Assets – 100%				$332,629,965

Nuveen ESG Large-Cap Growth ETF (NULG) (continued)
Portfolio of Investments    July 31, 2020
(Unaudited)
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$332,191,725	$ —	$ —	$332,191,725
Short-Term Investments:
U.S. Government and Agency Obligations	—	384,000	—	384,000
Total	$332,191,725	$384,000	$ —	$332,575,725

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

Nuveen ESG Large-Cap Value ETF (NULV)
Portfolio of Investments    July 31, 2020
(Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 99.7%
	COMMON STOCKS – 99.7%
	Communication Services – 7.0%
608	Electronic Arts Inc, (2)	$86,105
51,561	Liberty Global PLC, Class A, (2)	1,206,785
149,245	Liberty Global PLC, Class C, (2)	3,396,816
31,321	Omnicom Group Inc	1,682,877
251,651	Verizon Communications Inc	14,464,900
113,824	Walt Disney Co, (2)	13,310,579
	Total Communication Services	34,148,062
	Consumer Discretionary – 4.9%
34,607	Best Buy Co Inc	3,446,511
671	Hasbro Inc	48,822
41,586	Home Depot Inc	11,040,667
21,525	Target Corp	2,709,567
343	Tiffany & Co	42,998
14,544	Vail Resorts Inc, (2)	2,792,884
57,168	VF Corp	3,450,661
	Total Consumer Discretionary	23,532,110
	Consumer Staples – 12.5%
51,240	Bunge Ltd	2,225,866
1,327	Campbell Soup Co	65,779
288	Clorox Co	68,115
272,120	Coca-Cola Co	12,854,949
53,511	Colgate-Palmolive Co	4,131,049
113,661	General Mills Inc	7,191,331
48,490	Kellogg Co	3,345,325
416	Kimberly-Clark Corp	63,249
92,420	PepsiCo Inc	12,722,537
138,559	Procter & Gamble Co	18,167,856
	Total Consumer Staples	60,836,056
	Energy – 3.1%
235,261	Baker Hughes Co	3,644,193
139,720	National Oilwell Varco Inc, (2)	1,608,177
148,978	ONEOK Inc	4,157,976
101,658	Valero Energy Corp	5,716,229
	Total Energy	15,126,575

Nuveen ESG Large-Cap Value ETF (NULV) (continued)
Portfolio of Investments    July 31, 2020
(Unaudited)
Shares	Description (1)	Value
	Financials – 19.0%
140,524	Aflac Inc	$4,998,439
387	Allstate Corp	36,529
3,447	Ally Financial Inc	69,285
8,147	American Express Co	760,278
515,549	Annaly Capital Management Inc	3,820,218
1,950	Arch Capital Group Ltd, (2)	59,963
173,546	Bank of New York Mellon Corp	6,221,624
16,614	BlackRock Inc	9,553,216
6,405	Blackstone Group Inc, Class A	341,258
1,952	Carlyle Group Inc	55,574
573	Cboe Global Markets Inc	50,252
1,314	Charles Schwab Corp	43,559
60,751	Chubb Ltd	7,729,957
2,651	Citizens Financial Group Inc	65,771
24,686	CME Group Inc	4,102,320
50,872	Comerica Inc	1,959,590
1,326	E*TRADE Financial Corp	67,321
151,094	Equitable Holdings Inc	3,091,383
555	First Republic Bank/CA	62,426
2,387	Franklin Resources Inc	50,246
1,329	Hartford Financial Services Group Inc	56,243
7,453	Invesco Ltd	74,828
348,420	KeyCorp	4,184,524
93,424	Loews Corp	3,401,568
561	M&T Bank Corp	59,438
64,613	Marsh & McLennan Cos Inc	7,533,876
174,504	Morgan Stanley	8,529,756
648	Northern Trust Corp	50,771
4,047	People's United Financial Inc	43,667
29,861	PNC Financial Services Group Inc	3,185,273
1,317	Principal Financial Group Inc	55,880
633	Progressive Corp	57,185
109,323	Prudential Financial Inc	6,927,799
185,699	Regions Financial Corp	2,016,691
609	Reinsurance Group of America Inc, Class A	51,917
395	Signature Bank/New York NY	40,499
25,275	State Street Corp	1,612,292
299	SVB Financial Group, (2)	67,057
60,461	Travelers Cos Inc	6,917,948
106,909	Truist Financial Corp	4,004,811

Shares	Description (1)	Value
	Financials (continued)
1,038	Voya Financial Inc	$51,277
309	Willis Towers Watson PLC	64,893
1,619	Zions Bancorp NA	52,569
	Total Financials	92,179,971
	Health Care – 14.3%
124,784	AbbVie Inc	11,843,249
8,246	Amgen Inc	2,017,549
16,932	Becton Dickinson and Co	4,763,649
2,840	Biogen Inc, (2)	780,120
141,752	Bristol-Myers Squibb Co	8,315,172
52,838	Cardinal Health Inc	2,886,012
8,490	Cigna Corp	1,466,138
129,928	CVS Health Corp	8,177,668
80,195	DENTSPLY SIRONA Inc	3,576,697
74,278	Gilead Sciences Inc	5,164,549
704	Henry Schein Inc, (2)	48,386
47,452	Hologic Inc, (2)	3,311,201
986	Jazz Pharmaceuticals PLC, (2)	106,735
163,308	Merck & Co Inc	13,103,834
363	Quest Diagnostics Inc	46,126
11,665	STERIS PLC	1,862,084
11,432	Varian Medical Systems Inc, (2)	1,631,575
294	Waters Corp, (2)	62,666
	Total Health Care	69,163,410
	Industrials – 12.7%
58,275	3M Co	8,768,639
3,518	AMERCO, (2)	1,117,774
247,980	Carrier Global Corp, (2)	6,754,975
62,876	Caterpillar Inc	8,354,963
46,404	CH Robinson Worldwide Inc	4,348,983
310	Cummins Inc	59,911
25,250	Eaton Corp PLC	2,351,533
722	Emerson Electric Co	44,771
17,441	Expeditors International of Washington Inc	1,473,939
1,075	Fastenal Co	50,568
15,847	Fortive Corp	1,112,301
698	Fortune Brands Home & Security Inc	53,397
1,619	HD Supply Holdings Inc, (2)	56,827
141,673	Howmet Aerospace Inc, (2)	2,093,927
96,785	Johnson Controls International plc	3,724,287

Nuveen ESG Large-Cap Value ETF (NULV) (continued)
Portfolio of Investments    July 31, 2020
(Unaudited)
Shares	Description (1)	Value
	Industrials (continued)
34,583	Kansas City Southern	$5,943,089
1,016	Masco Corp	58,075
128,029	Nielsen Holdings PLC	1,847,458
991	Otis Worldwide Corp	62,175
1,024	Owens Corning	61,921
20,852	Parker-Hannifin Corp	3,730,840
964	Robert Half International Inc	49,039
288	Rockwell Automation Inc	62,824
14,567	Roper Technologies Inc	6,299,499
344	Snap-on Inc	50,179
19,145	United Parcel Service Inc, Class B	2,733,140
1,368	United Rentals Inc, (2)	212,546
178	WW Grainger Inc	60,792
	Total Industrials	61,538,372
	Information Technology – 10.6%
40,712	Accenture PLC, Class A	9,151,243
237,860	Cisco Systems Inc	11,203,206
317,458	Hewlett Packard Enterprise Co	3,133,311
370,615	HP Inc	6,515,412
246,673	Intel Corp	11,773,702
78,395	International Business Machines Corp	9,637,881
2,301	NortonLifeLock Inc	49,356
2,370	Western Union Co	57,544
	Total Information Technology	51,521,655
	Materials – 5.5%
82,966	Amcor PLC	854,550
30,462	Ecolab Inc	5,698,831
997	International Flavors & Fragrances Inc	125,572
48,465	Linde PLC	11,879,256
129,347	Mosaic Co	1,742,304
42,411	PPG Industries Inc	4,565,544
64,257	Steel Dynamics Inc	1,761,285
	Total Materials	26,627,342
	Real Estate – 5.2%
336	Alexandria Real Estate Equities Inc	59,657
2,653	Boston Properties Inc	236,356
95,333	Equity Residential	5,112,709
1,741	Healthpeak Properties Inc	47,512
254,755	Host Hotels & Resorts Inc	2,746,259

Shares	Description (1)	Value
	Real Estate (continued)
1,972	Iron Mountain Inc	$55,591
10,431	Jones Lang LaSalle Inc, (2)	1,031,730
92,390	Prologis Inc	9,739,754
1,038	Regency Centers Corp	42,589
1,289	UDR Inc	46,662
1,701	Ventas Inc	65,250
112,429	Welltower Inc	6,021,697
704	WP Carey Inc	50,244
	Total Real Estate	25,256,010
	Utilities – 4.9%
90,641	Consolidated Edison Inc	6,963,948
83,205	Eversource Energy	7,494,275
54,700	Sempra Energy	6,807,962
75,274	UGI Corp	2,509,635
	Total Utilities	23,775,820
	Total Long-Term Investments (cost $483,706,345)	483,705,383

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	SHORT-TERM INVESTMENTS – 0.1%
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 0.1%
$416	Federal Agricultural Mortgage Corp Discount Notes	0.000%	8/03/20	N/R	$416,000
	Total Short-Term Investments (cost $416,000)				416,000
	Total Investments (cost $484,122,345) – 99.8%				484,121,383
	Other Assets Less Liabilities – 0.2%				881,794
	Net Assets – 100%				$485,003,177

Nuveen ESG Large-Cap Value ETF (NULV) (continued)
Portfolio of Investments    July 31, 2020
(Unaudited)
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$483,705,383	$ —	$ —	$483,705,383
Short-Term Investments:
U.S. Government and Agency Obligations	—	416,000	—	416,000
Total	$483,705,383	$416,000	$ —	$484,121,383

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

Nuveen ESG Mid-Cap Growth ETF (NUMG)
Portfolio of Investments    July 31, 2020
(Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 99.9%
	COMMON STOCKS – 99.9%
	Communication Services – 9.0%
1,316	Cable One Inc	$2,398,489
51,967	Live Nation Entertainment Inc, (2)	2,432,575
56,219	Pinterest Inc, Class A, (2)	1,927,750
174,978	Snap Inc, Class A, (2)	3,923,007
22,109	Take-Two Interactive Software Inc, (2)	3,626,318
	Total Communication Services	14,308,139
	Consumer Discretionary – 7.0%
8,033	Domino's Pizza Inc	3,105,638
25,992	Tractor Supply Co	3,710,098
16,181	Wayfair Inc, Class A, (2)	4,305,602
	Total Consumer Discretionary	11,121,338
	Consumer Staples – 2.8%
43,306	Lamb Weston Holdings Inc	2,601,824
9,583	McCormick & Co Inc/MD	1,867,727
	Total Consumer Staples	4,469,551
	Financials – 4.0%
4,486	FactSet Research Systems Inc	1,553,502
4,787	MarketAxess Holdings Inc	2,473,443
46,153	Voya Financial Inc	2,279,958
	Total Financials	6,306,903
	Health Care – 24.0%
4,230	ABIOMED Inc, (2)	1,268,746
14,251	Align Technology Inc, (2)	4,187,229
34,124	BioMarin Pharmaceutical Inc, (2)	4,088,396
31,112	Catalent Inc, (2)	2,717,322
9,911	DaVita Inc, (2)	866,122
9,701	Henry Schein Inc, (2)	666,750
43,702	Hologic Inc, (2)	3,049,526
3,743	Mettler-Toledo International Inc, (2)	3,499,705
24,953	PerkinElmer Inc	2,967,161
14,474	STERIS PLC	2,310,485
15,608	Teladoc Health Inc, (2)	3,708,929
19,785	Varian Medical Systems Inc, (2)	2,823,715
9,848	Waters Corp, (2)	2,099,101

Nuveen ESG Mid-Cap Growth ETF (NUMG) (continued)
Portfolio of Investments    July 31, 2020
(Unaudited)
Shares	Description (1)	Value
	Health Care (continued)
14,618	West Pharmaceutical Services Inc	$3,930,342
	Total Health Care	38,183,529
	Industrials – 14.4%
38,980	Copart Inc, (2)	3,634,885
13,143	Expeditors International of Washington Inc	1,110,715
39,033	Fastenal Co	1,836,112
18,003	IDEX Corp	2,967,254
12,013	Lennox International Inc	3,221,166
49,725	Masco Corp	2,842,281
8,113	Old Dominion Freight Line Inc	1,483,219
8,427	Teledyne Technologies Inc, (2)	2,584,561
44,065	Xylem Inc/NY	3,215,864
	Total Industrials	22,896,057
	Information Technology – 35.3%
14,146	ANSYS Inc, (2)	4,393,748
3,792	Arista Networks Inc, (2)	985,048
18,798	Cadence Design Systems Inc, (2)	2,053,681
14,772	Citrix Systems Inc	2,108,851
24,756	Cognex Corp	1,655,434
99,371	Dropbox Inc, Class A, (2)	2,260,690
7,188	Fair Isaac Corp, (2)	3,156,898
24,895	Fortinet Inc, (2)	3,442,978
15,868	Jack Henry & Associates Inc	2,829,264
12,204	Keysight Technologies Inc, (2)	1,219,058
42,817	Maxim Integrated Products Inc, (2)	2,915,410
15,802	Okta Inc, (2)	3,491,926
10,522	Paycom Software Inc, (2)	2,992,141
34,294	PTC Inc, (2)	2,934,195
12,900	RingCentral Inc, Class A, (2)	3,744,483
24,661	Splunk Inc, (2)	5,174,371
54,108	Trimble Inc, (2)	2,408,347
18,441	Twilio Inc, Class A, (2)	5,115,902
11,643	Zebra Technologies Corp, Class A, (2)	3,268,772
	Total Information Technology	56,151,197
	Materials – 1.4%
99,446	Axalta Coating Systems Ltd, (2)	2,207,701
	Real Estate – 2.0%
74,548	CBRE Group Inc, Class A, (2)	3,265,948
	Total Long-Term Investments (cost $129,070,442)	158,910,363

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	SHORT-TERM INVESTMENTS – 0.1%
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 0.1%
$116	Federal Agricultural Mortgage Corp Discount Notes	0.000%	8/03/20	N/R	$116,000
	Total Short-Term Investments (cost $116,000)				116,000
	Total Investments (cost $129,186,442) – 100.0%				159,026,363
	Other Assets Less Liabilities – (0.0)%				(33,552)
	Net Assets – 100%				$158,992,811
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$158,910,363	$ —	$ —	$158,910,363
Short-Term Investments:
U.S. Government and Agency Obligations	—	116,000	—	116,000
Total	$158,910,363	$116,000	$ —	$159,026,363

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

Nuveen ESG Mid-Cap Value ETF (NUMV)
Portfolio of Investments    July 31, 2020
(Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 99.7%
	COMMON STOCKS – 99.7%
	Communication Services – 2.3%
54,453	Discovery Inc, Class C, (2)	$1,031,884
28,470	Interpublic Group of Cos Inc	513,884
26,070	Liberty Media Corp-Liberty Formula One, Class C, (2)	923,921
	Total Communication Services	2,469,689
	Consumer Discretionary – 12.8%
287	Advance Auto Parts Inc	43,090
23,146	Aramark	488,844
21,039	Best Buy Co Inc	2,095,274
8,826	BorgWarner Inc	323,032
21,217	Darden Restaurants Inc, (2)	1,610,370
7,238	Expedia Group Inc, (2)	586,350
23,512	Hasbro Inc	1,710,733
23,706	LKQ Corp, (2)	668,272
17,099	Mohawk Industries Inc, (2)	1,365,355
74,304	Newell Brands Inc	1,218,586
4,359	Royal Caribbean Cruises Ltd, (2)	212,327
14,471	Tiffany & Co	1,814,085
7,048	Vail Resorts Inc, (2)	1,353,427
	Total Consumer Discretionary	13,489,745
	Consumer Staples – 4.7%
38,559	Bunge Ltd	1,675,003
16,323	Campbell Soup Co	809,131
18,253	Ingredion Inc	1,578,884
4,685	McCormick & Co Inc/MD	913,107
	Total Consumer Staples	4,976,125
	Energy – 3.7%
86,785	Baker Hughes Co	1,344,300
115,663	National Oilwell Varco Inc, (2)	1,331,281
43,369	ONEOK Inc	1,210,429
	Total Energy	3,886,010
	Financials – 19.6%
23,752	Ally Financial Inc	477,415
245,092	Annaly Capital Management Inc	1,816,132
22,178	Arthur J Gallagher & Co	2,383,913

Shares	Description (1)	Value
	Financials (continued)
34,793	Carlyle Group Inc	$990,557
2,754	Cboe Global Markets Inc	241,526
69,296	Citizens Financial Group Inc	1,719,234
2,334	Comerica Inc	89,906
38,302	E*TRADE Financial Corp	1,944,592
88,213	Equitable Holdings Inc	1,804,838
2,362	First Republic Bank/CA	265,678
35,302	Hartford Financial Services Group Inc	1,493,981
33,429	Invesco Ltd	335,627
66,932	KeyCorp	803,853
24,306	Lincoln National Corp	905,885
17,381	Loews Corp	632,842
47,350	People's United Financial Inc	510,906
23,811	Principal Financial Group Inc	1,010,301
6,008	Regions Financial Corp	65,247
13,703	Reinsurance Group of America Inc, Class A	1,168,181
11,014	Signature Bank/New York NY	1,129,265
1,068	SVB Financial Group, (2)	239,520
13,993	Voya Financial Inc	691,254
344	Zions Bancorp NA	11,170
	Total Financials	20,731,823
	Health Care – 6.6%
32,462	DENTSPLY SIRONA Inc	1,447,805
320	Henry Schein Inc, (2)	21,994
1,772	Hologic Inc, (2)	123,650
5,478	Jazz Pharmaceuticals PLC, (2)	592,994
4,784	Laboratory Corp of America Holdings, (2)	922,929
16,989	Quest Diagnostics Inc	2,158,792
986	STERIS PLC	157,395
4,564	Varian Medical Systems Inc, (2)	651,374
4,252	Waters Corp, (2)	906,314
	Total Health Care	6,983,247
	Industrials – 13.3%
4,419	AMERCO, (2)	1,404,049
55,264	Carrier Global Corp, (2)	1,505,391
10,266	CH Robinson Worldwide Inc	962,130
434	Expeditors International of Washington Inc	36,677
39,449	Fastenal Co	1,855,681
14,836	Fortune Brands Home & Security Inc	1,134,954
9,810	Kansas City Southern	1,685,848

Nuveen ESG Mid-Cap Value ETF (NUMV) (continued)
Portfolio of Investments    July 31, 2020
(Unaudited)
Shares	Description (1)	Value
	Industrials (continued)
24,220	Masco Corp	$1,384,415
66,057	Nielsen Holdings PLC	953,203
31,482	Owens Corning	1,903,717
4,127	Robert Half International Inc	209,940
3,002	WW Grainger Inc	1,025,273
	Total Industrials	14,061,278
	Information Technology – 11.0%
3,295	F5 Networks Inc, (2)	447,790
32,529	FLIR Systems Inc	1,355,158
22,657	Juniper Networks Inc	575,035
75,610	Marvell Technology Group Ltd	2,757,497
29,185	NortonLifeLock Inc	626,018
2,720	Okta Inc, (2)	601,066
14,919	ON Semiconductor Corp, (2)	307,331
8,749	Seagate Technology PLC	395,630
9,658	Skyworks Solutions Inc	1,406,012
30,654	Trimble Inc, (2)	1,364,409
73,013	Western Union Co	1,772,756
	Total Information Technology	11,608,702
	Materials – 5.6%
203,114	Amcor PLC	2,092,074
13,244	International Flavors & Fragrances Inc	1,668,082
60,213	Mosaic Co	811,069
29,846	Sealed Air Corp	1,064,905
10,788	Steel Dynamics Inc	295,699
	Total Materials	5,931,829
	Real Estate – 16.4%
14,077	Alexandria Real Estate Equities Inc	2,499,371
54,729	Duke Realty Corp	2,199,558
72,540	Healthpeak Properties Inc	1,979,617
135,641	Host Hotels & Resorts Inc	1,462,210
40,337	Iron Mountain Inc	1,137,100
8,084	Jones Lang LaSalle Inc, (2)	799,588
4,001	Mid-America Apartment Communities Inc	476,879
27,632	Regency Centers Corp	1,133,741
30,298	UDR Inc	1,096,788
17,455	Ventas Inc	669,574
87,197	VICI Properties Inc	1,893,047

Shares	Description (1)	Value
	Real Estate (continued)
27,715	WP Carey Inc	$1,978,020
	Total Real Estate	17,325,493
	Utilities – 3.7%
35,030	CMS Energy Corp	2,248,225
48,617	UGI Corp	1,620,891
	Total Utilities	3,869,116
	Total Long-Term Investments (cost $102,291,329)	105,333,057

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	SHORT-TERM INVESTMENTS – 0.2%
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 0.2%
$170	Federal Agricultural Mortgage Corp Discount Notes	0.000%	8/03/20	N/R	$170,000
	Total Short-Term Investments (cost $170,000)				170,000
	Total Investments (cost $102,461,329) – 99.9%				105,503,057
	Other Assets Less Liabilities – 0.1%				103,583
	Net Assets – 100%				$105,606,640
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

Nuveen ESG Mid-Cap Value ETF (NUMV) (continued)
Portfolio of Investments    July 31, 2020
(Unaudited)
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$105,333,057	$ —	$ —	$105,333,057
Short-Term Investments:
U.S. Government and Agency Obligations	—	170,000	—	170,000
Total	$105,333,057	$170,000	$ —	$105,503,057

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

Nuveen ESG Small-Cap ETF (NUSC)
Portfolio of Investments    July 31, 2020
(Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 99.9%
	COMMON STOCKS – 99.9%
	Communication Services – 1.8%
15,055	Boingo Wireless Inc, (2)	$217,545
8,991	Cardlytics Inc, (2)	597,182
118,228	Clear Channel Outdoor Holdings Inc, (2)	108,356
32,241	Consolidated Communications Holdings Inc, (2)	235,359
14,981	Gray Television Inc, (2)	214,828
2,927	Hemisphere Media Group Inc, (2)	25,758
17,026	iHeartMedia Inc, Class A, (2)	142,337
2,266	IMAX Corp, (2)	25,583
1,363	Iridium Communications Inc, (2)	37,333
17,668	John Wiley & Sons Inc, Class A	597,708
1,616	Madison Square Garden Sports Corp, (2)	248,363
9,538	National CineMedia Inc	23,559
4,429	New York Times Co	204,354
13,787	Scholastic Corp	329,923
556	Shenandoah Telecommunications Co	27,950
1,444	TripAdvisor Inc, (2)	29,212
876	United States Cellular Corp, (2)	25,991
23,081	WideOpenWest Inc, (2)	126,022
10,504	World Wrestling Entertainment Inc	489,591
169,632	Zynga Inc, Class A, (2)	1,667,483
	Total Communication Services	5,374,437
	Consumer Discretionary – 15.4%
5,751	1-800-Flowers.com Inc, Class A, (2)	162,466
16,421	Aaron's Inc	856,848
19,655	American Eagle Outfitters Inc	196,550
7,040	American Public Education Inc, (2)	204,934
18,024	Big Lots Inc	709,064
16,098	Bright Horizons Family Solutions Inc, (2)	1,726,350
35,844	Callaway Golf Co	682,828
14,664	Camping World Holdings Inc	536,996
7,792	Carriage Services Inc	172,281
197	Cavco Industries Inc, (2)	39,465
705	Children's Place Inc, (2)	17,209
1,860	Cooper Tire & Rubber Co	57,772

Nuveen ESG Small-Cap ETF (NUSC) (continued)
Portfolio of Investments    July 31, 2020
(Unaudited)
Shares	Description (1)	Value
	Consumer Discretionary (continued)
21,157	Core-Mark Holding Co Inc	$561,084
19,418	Crocs Inc, (2)	697,883
2,777	Deckers Outdoor Corp, (2)	581,087
11,935	Delphi Technologies PLC, (2)	178,906
907	Dick's Sporting Goods Inc	41,377
7,030	Dine Brands Global Inc, (2)	319,373
7,488	Dorman Products Inc, (2)	612,144
22,121	Dunkin' Brands Group Inc	1,520,376
8,751	El Pollo Loco Holdings Inc, (2)	172,920
11,204	Ethan Allen Interiors Inc, (2)	132,655
13,784	Etsy Inc, (2)	1,631,750
19,046	EW Scripps Co (Class A)	216,743
18,341	Foot Locker Inc, (2)	539,042
21,593	frontdoor Inc, (2)	906,798
27,006	GameStop Corp, Class A, (2)	108,294
3,794	Gap Inc	50,726
1,784	Genesco Inc, (2)	27,741
679	Gentherm Inc, (2)	26,325
57,277	GoPro Inc, Class A, (2)	302,995
1,635	Graham Holdings Co, Class B	651,335
5,490	Green Brick Partners Inc, (2)	75,762
3,745	Group 1 Automotive Inc, (2)	314,655
109,590	Hanesbrands Inc	1,548,507
34,631	Harley-Davidson Inc	901,445
7,397	Helen of Troy Ltd, (2)	1,392,485
1,575	Hibbett Sports Inc, (2)	36,524
12,387	iRobot Corp, (2)	900,411
5,667	Jack in the Box Inc, (2)	465,317
2,956	Johnson Outdoors Inc	258,827
3,392	KB Home	114,107
22,356	Kontoor Brands Inc, (2)	428,341
6,218	Lands' End Inc, (2)	53,599
7,791	La-Z-Boy Inc, (2)	221,732
28,599	Levi Strauss & Co, Class A, (2)	347,764
2,163	LGI Homes Inc, (2)	246,820
421	Lithia Motors Inc, Class A	96,472
85,922	Macy's Inc, (2)	520,687
9,484	Malibu Boats Inc, (2)	557,470
9,707	MarineMax Inc, (2)	269,272
9,748	Marriott Vacations Worldwide Corp, (2)	825,266

Shares	Description (1)	Value
	Consumer Discretionary (continued)
102,836	Mattel Inc, (2)	$1,142,508
3,989	Meritage Homes Corp, (2)	395,629
11,899	Monro Inc	669,914
6,800	Murphy USA Inc, (2)	900,388
2,071	National Vision Holdings Inc, (2)	66,251
32,025	Nordstrom Inc, (2)	438,422
24,533	ODP Corp, (2)	541,443
692	Oxford Industries Inc	29,714
17,158	Planet Fitness Inc, Class A, (2)	895,648
11,884	Pool Corp	3,763,663
32,287	Quotient Technology Inc, (2)	258,619
9,789	RealReal Inc, (2)	133,522
6,197	Rent-A-Center Inc/TX	179,217
5,947	Revolve Group Inc, (2)	97,352
36,515	Sally Beauty Holdings Inc, (2)	423,939
67,119	Service Corp International/US	2,910,280
38,762	ServiceMaster Global Holdings Inc, (2)	1,584,978
13,604	Shake Shack Inc, Class A, (2)	660,474
1,545	SIGA Technologies, Inc	31,827
9,921	Signet Jewelers Ltd, (2)	106,552
9,023	Sleep Number Corp, (2)	419,570
39,975	Sonos Inc, (2)	639,600
23,584	Stitch Fix Inc, Class A, (2)	522,386
41,032	Tapestry Inc, (2)	548,188
13,851	Taylor Morrison Home Corp, (2)	324,806
12,783	Thor Industries Inc	1,457,134
88,952	Under Armour Inc, Class C, (2)	844,155
2,605	Visteon Corp, (2)	189,149
42,023	Wendy's Co	974,093
396	Williams-Sonoma Inc	34,500
7,586	Wolverine World Wide Inc	182,367
17,777	WW International Inc, (2)	458,291
14,170	YETI Holdings Inc, (2)	692,771
1,401	Zumiez Inc, (2)	32,363
	Total Consumer Discretionary	46,767,493
	Consumer Staples – 4.2%
13,780	Andersons Inc	195,952
4,973	Beyond Meat Inc, (2)	626,101
980	BJ's Wholesale Club Holdings Inc, (2)	39,249
6,637	Casey's General Stores Inc	1,056,544

Nuveen ESG Small-Cap ETF (NUSC) (continued)
Portfolio of Investments    July 31, 2020
(Unaudited)
Shares	Description (1)	Value
	Consumer Staples (continued)
14,686	Chefs' Warehouse Inc, (2)	$169,330
76,266	Darling Ingredients Inc, (2)	2,130,109
11,946	Edgewell Personal Care Co, (2)	357,066
17,967	Energizer Holdings Inc	900,686
14,234	Fresh Del Monte Produce Inc	321,404
16,158	Freshpet Inc, (2)	1,551,976
756	Grocery Outlet Holding Corp, (2)	33,256
5,711	Hain Celestial Group Inc, (2)	194,060
4,810	Medifast Inc	803,895
34,189	Performance Food Group Co, (2)	957,976
31,555	Simply Good Foods Co, (2)	758,582
1,545	SpartanNash Co	32,484
19,091	Spectrum Brands Holdings Inc	1,033,968
1,053	Sprouts Farmers Market Inc, (2)	27,778
2,072	TreeHouse Foods Inc, (2)	90,795
1,491	United Natural Foods Inc, (2)	29,596
66,295	US Foods Holding Corp, (2)	1,345,788
649	Weis Markets Inc	32,333
	Total Consumer Staples	12,688,928
	Energy – 1.9%
134,627	Antero Midstream Corp	763,335
60,433	Archrock Inc	402,484
21,874	Cactus Inc	494,790
36,327	ChampionX Corp, (2)	345,470
70,384	Clean Energy Fuels Corp, (2)	167,514
20,787	Core Laboratories NV	443,386
34,148	Delek US Holdings Inc	596,907
6,752	DMC Global Inc, (2)	198,374
30,032	Liberty Oilfield Services Inc, (2)	169,681
46,134	Oceaneering International Inc, (2)	259,273
17,988	Renewable Energy Group Inc, (2)	496,109
197,920	TechnipFMC PLC	1,589,297
	Total Energy	5,926,620
	Financials – 12.4%
6,596	Amalgamated Bank	76,184
15,673	Ameris Bancorp	361,654
18,930	Artisan Partners Asset Management	685,834
2,697	Associated Banc-Corp	34,629
23,962	Bancorp Inc, (2)	225,962
1,361	BancorpSouth Bank	28,486

Shares	Description (1)	Value
	Financials (continued)
450	Bank of Hawaii Corp	$25,484
32,144	Bank OZK	773,063
43,135	BankUnited Inc	868,739
5,123	Banner Corp	181,508
20,518	Berkshire Hills Bancorp Inc	204,359
5,014	BOK Financial Corp	279,280
4,104	Boston Private Financial Holdings	24,152
31,786	Brightsphere Investment Group Inc	427,204
8,239	Byline Bancorp Inc	106,777
59,155	Cadence BanCorp	462,001
9,048	Cathay General Bancorp	218,781
8,820	Cohen & Steers Inc	530,788
2,336	Columbia Banking System Inc	67,580
5,340	Columbia Financial Inc, (2)	64,240
2,849	Commerce Bancshares Inc/MO	163,134
483	Community Bank System Inc	27,159
11,153	Cowen Inc, Class A	183,690
7,835	Crawford & Co, Class A	57,431
4,728	Cullen/Frost Bankers Inc	340,700
11,035	Customers Bancorp Inc, (2)	130,765
9,643	CVB Financial Corp	174,249
1,485	Diamond Hill Investment Group Inc, (2)	169,335
5,156	eHealth Inc, (2)	356,486
19,487	Ellington Financial Inc	229,167
1,058	Encore Capital Group, Inc, (2)	38,649
1,053	Enterprise Financial Services Corp	30,600
6,627	Equity Bancshares Inc, Class A, (2)	93,706
1,141	Federal Agricultural Mortgage Corp	67,901
12,515	Federated Hermes Inc	329,895
2,043	Financial Institutions, Inc	30,175
34,436	First American Financial Corp	1,756,580
9,974	First Financial Bancorp	138,788
1,711	First Financial Bankshares Inc	51,193
1,763	First Hawaiian Inc	30,641
54,867	First Horizon National Corp	508,617
4,453	First Interstate BancSystem Inc	129,627
25,663	Fulton Financial Corp	248,931
234,710	Genworth Financial Inc, Class A, (2)	478,808
6,145	Glacier Bancorp Inc	216,980
6,384	Goosehead Insurance Inc, (2)	659,659

Nuveen ESG Small-Cap ETF (NUSC) (continued)
Portfolio of Investments    July 31, 2020
(Unaudited)
Shares	Description (1)	Value
	Financials (continued)
5,671	Great Western Bancorp Inc	$73,723
6,827	Green Dot Corp, Class A, (2)	346,061
13,866	Hancock Whitney Corp	264,286
12,636	Hanmi Financial Corp	116,630
9,416	Hanover Insurance Group Inc	959,302
6,707	Heartland Financial USA Inc	209,527
6,209	Heritage Financial Corp/WA	117,443
1,221	HomeStreet Inc	32,283
7,481	HomeTrust Bancshares Inc	107,876
4,821	Independent Bank Corp	311,051
25,632	International Bancshares Corp	779,725
108,682	Investors Bancorp Inc	882,498
15,535	Janus Henderson Group PLC	324,526
11,863	KKR Real Estate Finance Trust Inc	197,519
18,405	Legg Mason Inc	920,066
28,446	LendingClub Corp, (2)	148,488
12,674	Live Oak Bancshares Inc	215,585
5,115	LPL Financial Holdings Inc	404,187
7,598	Luther Burbank Corp	72,713
4,152	Merchants Bancorp/IN	76,521
2,860	Meta Financial Group Inc	53,368
45,917	MGIC Investment Corp	379,734
5,960	Morningstar Inc	1,001,518
33,698	Mr Cooper Group Inc, (2)	550,288
1,155	National Bank Holdings Corp, Class A	32,086
80,729	New York Community Bancorp Inc	850,076
3,430	OceanFirst Financial Corp	52,548
12,452	Old National Bancorp/IN	174,203
6,163	Origin Bancorp Inc	146,310
23,246	PennyMac Financial Services Inc	1,121,852
18,441	Pinnacle Financial Partners Inc	730,632
21,005	PRA Group Inc, (2)	830,958
5,210	Primerica Inc	623,429
25,229	ProAssurance Corp	370,866
1,231	QCR Holdings Inc	36,782
1,246	S&T Bancorp Inc	26,789
8,298	Seacoast Banking Corp of Florida, (2)	156,666
18,854	ServisFirst Bancshares Inc	689,868
16,788	Simmons First National Corp, Class A	278,513
111,996	SLM Corp	758,213

Shares	Description (1)	Value
	Financials (continued)
7,879	South State Corp	$375,513
102,089	Starwood Property Trust Inc	1,526,231
92,036	Sterling Bancorp/DE	1,035,405
7,636	StoneX Group Inc, (2)	400,737
49,662	Synovus Financial Corp	1,000,689
43,171	TCF Financial Corp	1,186,771
11,478	Texas Capital Bancshares Inc, (2)	381,299
11,209	TriState Capital Holdings Inc, (2)	148,519
1,211	Triumph Bancorp Inc, (2)	31,728
13,666	Trupanion, Inc, (2)	691,090
1,217	Trustmark Corp	27,407
599	UMB Financial Corp	29,830
4,052	United Bankshares Inc/WV	106,649
1,613	United Community Banks, Inc	28,921
1,770	Univest Corp of Pennsylvania	27,063
8,470	Valley National Bancorp	63,271
7,333	Victory Capital Holdings Inc	130,161
27,165	Virtu Financial Inc, Class A	673,692
15,674	Washington Federal Inc	365,831
10,735	Webster Financial Corp	292,743
14,672	Western Alliance Bancorp	527,458
20,202	Wintrust Financial Corp	864,646
56,481	WisdomTree Investments, Inc	203,332
3,131	WSFS Financial Corp	89,327
	Total Financials	37,922,593
	Health Care – 15.8%
6,097	Acadia Healthcare Co Inc, (2)	181,752
22,631	ACADIA Pharmaceuticals Inc, (2)	940,771
14,230	Accelerate Diagnostics Inc, (2)	206,762
10,294	Aerie Pharmaceuticals Inc, (2)	118,999
9,713	Agios Pharmaceuticals Inc, (2)	440,193
9,550	Akcea Therapeutics Inc, (2)	103,522
13,184	Alder Biopharmaceuticals Inc, (2), (3)	11,602
15,879	Allogene Therapeutics Inc, (2)	582,283
61,542	Allscripts Healthcare Solutions Inc, (2)	553,878
1,780	Amedisys Inc, (2)	416,805
21,608	AMN Healthcare Services Inc, (2)	1,187,144
11,186	AnaptysBio Inc, (2)	200,901
8,624	AngioDynamics Inc, (2)	71,234
58,129	Antares Pharma Inc, (2)	151,717

Nuveen ESG Small-Cap ETF (NUSC) (continued)
Portfolio of Investments    July 31, 2020
(Unaudited)
Shares	Description (1)	Value
	Health Care (continued)
7,787	Arvinas Inc, (2)	$245,290
14,335	Assembly Biosciences Inc, (2)	318,237
23,948	Atara Biotherapeutics Inc, (2)	296,716
4,019	AtriCure Inc, (2)	164,015
690	Atrion Corp	427,869
12,768	Avrobio Inc, (2)	216,418
5,286	Axsome Therapeutics Inc, (2)	377,050
72,351	BioCryst Pharmaceuticals Inc, (2)	294,469
615	BioTelemetry Inc, (2)	26,174
15,105	Bluebird Bio Inc, (2)	916,873
79,666	Brookdale Senior Living Inc, (2)	220,675
18,202	Bruker Corp	812,173
1,740	Cara Therapeutics Inc, (2)	28,606
11,041	Cardiovascular Systems Inc, (2)	336,530
3,378	Chemed Corp	1,662,618
25,826	Coherus Biosciences Inc, (2)	454,279
10,777	Collegium Pharmaceutical Inc, (2)	170,061
1,311	Computer Programs and Systems Inc	32,355
2,457	Conmed Corp	202,801
4,543	CorVel Corp, (2)	361,123
30,789	Covetrus Inc, (2)	682,284
34,029	Denali Therapeutics Inc, (2)	796,959
28,432	Dicerna Pharmaceuticals Inc, (2)	611,288
5,313	Eagle Pharmaceuticals Inc/DE, (2)	246,470
897	Encompass Health Corp	61,068
10,304	Ensign Group Inc	473,881
31,611	Envista Holdings Corp, (2)	691,333
19,582	FibroGen Inc, (2)	792,484
14,822	Flexion Therapeutics Inc, (2)	201,135
12,963	G1 Therapeutics Inc, (2)	190,167
28,570	GenMark Diagnostics Inc, (2)	510,260
6,313	Glaukos Corp, (2)	275,878
12,712	Global Blood Therapeutics Inc, (2)	857,806
6,961	Globus Medical Inc, (2)	335,381
6,106	Guardant Health Inc, (2)	520,109
9,792	Haemonetics Corp, (2)	858,367
50,379	Halozyme Therapeutics Inc, (2)	1,369,805
17,039	Hanger Inc, (2)	297,501
2,464	Health Catalyst Inc, (2)	85,994
3,172	Heska Corp, (2)	305,210

Shares	Description (1)	Value
	Health Care (continued)
5,960	Hill-Rom Holdings Inc	$579,431
12,297	Horizon Therapeutics Plc, (2)	752,453
42,456	Immunomedics Inc, (2)	1,792,917
4,575	Inogen Inc, (2)	140,452
25,951	Insmed Inc, (2)	677,840
12,969	Intersect ENT Inc, (2)	222,937
4,689	Intra-Cellular Therapies Inc, (2)	92,959
1,636	LeMaitre Vascular Inc	47,984
170	LHC Group Inc, (2)	33,169
7,671	Ligand Pharmaceuticals Inc, (2)	898,888
1,148	Luminex Corp	41,787
3,747	MEDNAX Inc, (2)	74,865
13,908	Meridian Bioscience Inc, (2)	340,607
14,444	Merit Medical Systems Inc, (2)	645,936
8,275	Mirati Therapeutics Inc, (2)	1,003,840
3,835	MyoKardia Inc, (2)	345,649
2,333	NanoString Technologies, (2)	84,245
6,280	National Research Corp	359,153
12,852	Natus Medical Inc, (2)	238,790
2,316	Nektar Therapeutics, (2)	51,323
29,316	NeoGenomics Inc, (2)	1,120,751
6,178	NextGen Healthcare Inc, (2)	90,322
10,370	NuVasive, (2)	592,542
5,542	Odonate Therapeutics Inc, (2)	201,563
199,655	OPKO Health Inc, (2)	1,028,223
2,691	Option Care Health Inc, (2)	31,700
20,627	OraSure Technologies Inc, (2)	374,380
6,404	Orthofix Medical Inc, (2)	196,667
3,174	OrthoPediatrics Corp, (2)	133,911
28,451	Owens & Minor Inc	457,492
7,565	Patterson Cos Inc	200,926
12,772	Pennant Group Inc, (2)	320,066
366	Penumbra Inc, (2)	81,219
8,864	PetIQ Inc, (2)	323,447
5,556	Phibro Animal Health Corp	128,871
11,858	Prothena Corp PLC, (2)	145,142
3,419	Providence Service Corp, (2)	276,973
9,207	Quidel Corp, (2)	2,600,701
26,200	Quotient Ltd, (2)	205,408
42,892	R1 RCM Inc, (2)	586,334

Nuveen ESG Small-Cap ETF (NUSC) (continued)
Portfolio of Investments    July 31, 2020
(Unaudited)
Shares	Description (1)	Value
	Health Care (continued)
5,559	RadNet Inc, (2)	$88,333
2,889	Reata Pharmaceuticals Inc, (2)	426,705
8,164	Repligen Corp, (2)	1,232,029
9,529	Revance Therapeutics Inc, (2)	223,741
20,719	Sage Therapeutics Inc, (2)	944,165
619	Shockwave Medical Inc, (2)	30,529
23,985	Sinclair Broadcast Group, Inc (Class A), (2)	153,984
5,237	STAAR Surgical Co, (2)	304,741
9,506	Supernus Pharmaceuticals Inc, (2)	211,651
6,106	Surgery Partners Inc, (2)	93,239
2,301	Tandem Diabetes Care Inc, (2)	240,362
3,975	Theravance Biopharma Inc, (2)	77,194
13,232	Tilray Inc, (2)	97,652
15,840	Tivity Health Inc, (2)	207,821
9,389	Turning Point Therapeutics Inc, (2)	556,110
11,330	Ultragenyx Pharmaceutical Inc, (2)	885,553
7,889	uniQure NV	329,208
2,971	US Physical Therapy Inc, (2)	246,771
17,402	Varex Imaging Corp, (2)	272,863
13,707	Vocera Communications Inc, (2)	421,764
9,311	Y-mAbs Therapeutics Inc, (2)	327,095
95,241	ZIOPHARM Oncology Inc, (2)	282,866
2,128	Zogenix Inc, (2)	50,625
	Total Health Care	48,122,139
	Industrials – 15.5%
9,085	AAON Inc	538,286
7,576	AAR Corp, (2)	130,459
4,508	ACCO Brands Corp	29,392
9,035	Acuity Brands Inc	895,368
70,212	ADT Inc	604,525
6,447	Advanced Drainage Systems Inc	315,903
14,025	Aegion Corp, (2)	216,265
6,899	AeroVironment Inc, (2)	528,118
3,290	Alamo Group Inc	339,232
33,132	Allison Transmission Holdings Inc	1,237,812
1,321	ArcBest Corp	40,145
6,349	Armstrong World Industries Inc	452,303
9,296	Astec Industries Inc	413,579
12,768	Axon Enterprise Inc, (2)	1,061,404
5,242	Barnes Group Inc	193,273

Shares	Description (1)	Value
	Industrials (continued)
31,459	Bloom Energy Corp, (2)	$382,541
12,983	Brady Corp, Class A	596,829
29,248	Builders FirstSource Inc, (2)	692,885
10,831	Carlisle Cos Inc	1,289,755
3,554	Cimpress PLC, (2)	355,400
8,952	Comfort Systems USA Inc	445,004
8,577	Cubic Corp	360,234
15,853	Donaldson Co Inc	766,334
1,491	Echo Global Logistics Inc, (2)	37,372
8,949	EMCOR Group Inc	613,006
8,189	ESCO Technologies Inc	703,763
8,015	Federal Signal Corp	247,744
17,954	Franklin Electric Co Inc	970,414
11,561	FTI Consulting Inc, (2)	1,380,846
19,175	Generac Holdings Inc, (2)	3,021,596
21,383	Granite Construction Inc	362,656
29,491	Great Lakes Dredge & Dock Corp, (2)	246,545
34,310	Healthcare Services Group Inc	898,579
5,881	Herman Miller Inc, (2)	137,792
3,817	Hexcel Corp, (2)	142,374
19,778	HNI Corp	587,407
552	Hubbell Inc	74,503
8,998	IAA Inc, (2)	390,063
1,931	IES Holdings, Inc, (2)	46,016
494	ITT Inc	28,519
2,531	Knoll Inc	29,638
8,058	Korn Ferry	226,430
9,750	Kratos Defense & Security Solutions Inc, (2)	175,597
1,507	Landstar System Inc	183,522
2,947	Lindsay Corp	285,771
13,465	Luxfer Holdings PLC	171,006
34,245	Macquarie Infrastructure Corp, (2)	1,025,980
1,891	ManpowerGroup Inc	130,082
14,072	Matthews International Corp, Class A	303,955
11,268	McGrath RentCorp	653,769
14,011	Mercury Systems Inc, (2)	1,084,872
9,365	Meritor Inc, (2)	213,054
2,805	Middleby Corp, (2)	232,983
1,844	Moog Inc, Class A	99,060
7,986	MSA Safety Inc	946,581

Nuveen ESG Small-Cap ETF (NUSC) (continued)
Portfolio of Investments    July 31, 2020
(Unaudited)
Shares	Description (1)	Value
	Industrials (continued)
7,708	MYR Group Inc, (2)	$282,652
20,528	Navistar International Corp, (2)	657,512
4,641	Oshkosh Corp	365,340
6,402	Park Aerospace Corp	69,014
80,510	Pitney Bowes Inc	268,903
141,136	Plug Power Inc, (2)	1,088,159
22,488	Quanta Services Inc	898,845
16,344	Raven Industries Inc	353,194
48,341	Resideo Technologies Inc, (2)	641,968
22,650	Ryder System Inc	829,669
6,302	Schneider National Inc	158,369
15,486	SiteOne Landscape Supply Inc, (2)	1,982,673
1,422	SP Plus Corp, (2)	22,596
34,255	Steelcase Inc, Class A	367,556
38,656	Sunrun Inc, (2)	1,418,289
7,673	Tennant Co	511,175
13,635	Tetra Tech Inc	1,208,743
1,208	Timken Co	55,157
27,463	Toro Co	1,959,485
9,915	Trex Co Inc, (2)	1,381,457
8,974	TriNet Group Inc, (2)	592,284
17,624	TrueBlue Inc, (2)	271,938
588	UniFirst Corp/MA	109,650
9,981	Valmont Industries Inc	1,209,697
1,780	Viad Corp, (2)	25,739
24,818	Wabash National Corp	282,677
12,173	Watts Water Technologies Inc	1,021,193
622	Werner Enterprises Inc	27,359
19,983	WESCO International Inc, (2)	776,739
10,282	Woodward Inc	770,533
	Total Industrials	47,145,106
	Information Technology – 16.9%
32,003	ACI Worldwide Inc, (2)	857,360
11,228	ADTRAN Inc	139,452
11,172	Anaplan Inc, (2)	507,321
44,219	Avaya Holdings Corp, (2)	559,813
12,674	Avnet Inc	338,649
13,218	Badger Meter Inc	827,447
1,307	Benchmark Electronics Inc	26,611
13,446	Benefitfocus Inc, (2)	157,453

Shares	Description (1)	Value
	Information Technology (continued)
15,601	Blackbaud Inc, (2)	$975,687
8,314	Blackline Inc, (2)	739,198
5,340	Ciena Corp, (2)	317,783
19,050	Cirrus Logic Inc, (2)	1,305,496
186	Coherent Inc, (2)	25,822
39,022	CommScope Holding Co Inc, (2)	362,124
79,001	Conduent Inc, (2)	150,892
23,229	Cree Inc, (2)	1,600,943
4,471	CTS Corp	88,794
15,547	Dolby Laboratories Inc, Class A	1,082,071
104,995	DXC Technology Co, (2)	1,880,460
4,191	Elastic NV, (2)	403,132
38,673	Entegris Inc	2,780,975
21,569	Envestnet Inc, (2)	1,751,403
5,726	ePlus Inc, (2)	426,816
15,846	ExlService Holdings Inc, (2)	1,015,095
436	Fabrinet, (2)	31,667
26,211	First Solar Inc, (2)	1,560,865
27,630	Fitbit, Inc, (2)	180,700
10,794	Five9 Inc, (2)	1,304,131
3,730	HubSpot Inc, (2)	875,095
50,394	Infinera Corp, (2)	397,609
12,509	Insight Enterprises Inc, (2)	623,449
14,158	InterDigital Inc	849,763
12,094	Itron Inc, (2)	841,259
8,055	Kimball Electronics Inc, (2)	106,970
1,914	Knowles Corp, (2)	29,208
29,594	Kulicke & Soffa Industries Inc	701,378
176	Littelfuse Inc	31,266
11,912	LogMeIn Inc, (2)	1,022,169
8,563	Lumentum Holdings Inc, (2)	794,903
12,818	Manhattan Associates Inc, (2)	1,227,836
1,108	Methode Electronics Inc	31,246
13,828	Mimecast Ltd, (2)	648,948
10,265	MobileIron Inc, (2)	63,951
10,513	Model N Inc, (2)	404,330
9,146	MTS Systems Corp, (2)	169,658
33,207	National Instruments Corp	1,178,848
59,265	NCR Corp, (2)	1,092,254
3,045	NETGEAR Inc, (2)	93,634

Nuveen ESG Small-Cap ETF (NUSC) (continued)
Portfolio of Investments    July 31, 2020
(Unaudited)
Shares	Description (1)	Value
	Information Technology (continued)
12,961	New Relic Inc, (2)	$919,065
3,053	Novanta Inc, (2)	316,535
38,991	Nuance Communications Inc, (2)	1,066,404
34,800	Nutanix Inc, (2)	772,212
13,230	Onto Innovation Inc, (2)	500,359
6,650	OSI Systems Inc, (2)	471,884
1,301	Paylocity Holding Corp, (2)	173,293
15,679	Plantronics Inc, (2)	313,423
429	Plexus Corp, (2)	31,870
16,413	Progress Software Corp	572,157
15,207	PROS Holdings Inc, (2)	496,204
969	Qualys Inc, (2)	119,652
48,649	Rambus Inc, (2)	718,059
586	Rapid7 Inc, (2)	34,908
28,755	Ribbon Communications Inc, (2)	126,522
1,732	Rogers Corp, (2)	206,437
127,047	Sabre Corp, (2)	960,475
2,727	Silicon Laboratories Inc, (2)	274,091
10,082	Smartsheet Inc, Class A, (2)	481,315
16,211	SPS Commerce Inc, (2)	1,218,581
13,089	SVMK Inc, (2)	313,874
18,340	Sykes Enterprises Inc, (2)	503,616
6,256	SYNNEX Corp, (2)	780,373
38,926	Teradata Corp, (2)	817,446
8,695	TTEC Holdings Inc	412,665
2,347	TTM Technologies Inc, (2)	28,892
7,269	Universal Display Corp	1,268,077
11,510	Virtusa Corp, (2)	467,306
1,907	Vishay Precision Group Inc, (2)	48,533
15,976	WEX Inc, (2)	2,530,119
3,843	Workiva Inc, (2)	214,824
2,080	Xerox Holdings Corp	34,632
8,830	Zendesk Inc, (2)	804,855
6,727	Zscaler Inc, (2)	873,501
15,906	Zuora Inc, Class A, (2)	185,146
	Total Information Technology	51,639,239
	Materials – 4.2%
11,784	AptarGroup Inc	1,357,517
42,948	Avient Corp	1,026,457
11,164	Balchem Corp	1,119,303

Shares	Description (1)	Value
	Materials (continued)
6,631	Boise Cascade Co	$308,938
10,253	Cleveland-Cliffs, (2)	53,111
68,544	Coeur Mining Inc, (2)	543,554
10,018	Domtar Corp, (2)	210,278
2,139	Greif Inc	84,041
7,443	Greif Inc, Class A	258,942
23,815	HB Fuller Co	1,079,772
11,412	Innospec Inc	857,840
25,918	Louisiana-Pacific Corp	820,823
9,195	Materion Corp	527,977
6,272	Minerals Technologies Inc	294,031
13,625	Myers Industries Inc	205,192
560	Neenah Inc	24,982
13,868	Reliance Steel & Aluminum Co	1,362,670
4,510	Royal Gold Inc	631,084
1,752	Schnitzer Steel Industries Inc	32,237
1,264	Scotts Miracle-Gro Co	200,432
3,177	Sonoco Products Co	164,378
9,428	Stepan Co	1,029,538
14,189	Trinseo SA	307,901
7,352	US Concrete Inc, (2)	182,477
	Total Materials	12,683,475
	Real Estate – 9.8%
46,041	Americold Realty Trust	1,857,754
24,923	Armada Hoffler Properties Inc	240,258
4,047	Brandywine Realty Trust	43,829
43,639	Brixmor Property Group Inc	502,285
22,378	CatchMark Timber Trust Inc	218,409
24,947	City Office REIT Inc	215,792
224,283	Colony Capital Inc	430,623
11,146	CoreSite Realty Corp	1,438,391
19,922	Corporate Office Properties Trust	527,535
45,265	Cousins Properties Inc	1,390,541
16,067	Cushman & Wakefield PLC, (2)	171,917
21,699	CyrusOne Inc	1,810,131
90,698	DiamondRock Hospitality Co	419,025
22,334	Douglas Emmett Inc	650,813
34,707	Easterly Government Properties Inc	848,586
18,906	Empire State Realty Trust Inc	124,780
37,834	Essential Properties Realty Trust Inc	609,127

Nuveen ESG Small-Cap ETF (NUSC) (continued)
Portfolio of Investments    July 31, 2020
(Unaudited)
Shares	Description (1)	Value
	Real Estate (continued)
34,167	First Industrial Realty Trust Inc	$1,500,615
8,463	Four Corners Property Trust Inc	213,268
49,914	Franklin Street Properties Corp	262,048
22,000	Hannon Armstrong Sustainable Infrastructure Capital Inc	770,660
571	Howard Hughes Corp, (2)	30,371
26,045	Hudson Pacific Properties Inc	613,881
47,399	Independence Realty Trust Inc	545,088
29,093	iStar Inc	337,770
19,713	JBG SMITH Properties	571,874
18,537	Kilroy Realty Corp	1,080,151
43,914	Kimco Realty Corp	489,641
295	Life Storage Inc	28,948
53,912	Macerich Co	411,349
10,883	Marcus & Millichap Inc, (2)	296,453
36,693	MGM Growth Properties LLC	1,003,187
55,522	Outfront Media Inc	800,072
3,438	Paramount Group Inc	24,513
68,483	Park Hotels & Resorts Inc	566,354
17,063	Piedmont Office Realty Trust Inc	276,591
31,345	PotlatchDeltic Corp	1,341,879
15,797	QTS Realty Trust Inc, Class A	1,136,594
59,779	Rayonier Inc	1,660,661
9,496	Realogy Holdings Corp, (2)	86,034
21,474	Rexford Industrial Realty Inc	1,007,775
30,367	RLJ Lodging Trust	243,240
1,016	RMR Group Inc	29,220
45,575	Sabra Health Care REIT Inc	671,775
5,939	SITE Centers Corp	43,533
3,901	SL Green Realty Corp	181,397
103,665	Sunstone Hotel Investors Inc	775,414
2,133	Tejon Ranch Co, (2)	30,609
85,047	Uniti Group Inc	841,965
7,206	Washington Real Estate Investment Trust	161,126
52,214	Xenia Hotels & Resorts Inc	415,623
	Total Real Estate	29,949,475
	Utilities – 2.0%
13,702	New Jersey Resources Corp	425,584
28,726	NextEra Energy Partners LP	1,786,757
13,790	ONE Gas Inc	1,043,903
17,708	Ormat Technologies Inc	1,053,626

Shares	Description (1)	Value
	Utilities (continued)
25,429	Southwest Gas Holdings Inc	$1,770,876
	Total Utilities	6,080,746
	Total Common Stocks (cost $283,992,516)	304,300,251

Shares	Description	Value
	COMMON STOCK RIGHTS – 0.0%
18,959	Achillion Pharmaceuticals Inc, (3)	$8,721
1,243	First Eagle Private Credit LLC, (2), (3)	105
	Total Common Stock Rights (cost $-)	8,826
	Total Long-Term Investments (cost $283,992,516)	304,309,077

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value
	SHORT-TERM INVESTMENTS – 0.1%
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 0.1%
$323	Federal Agricultural Mortgage Corp Discount Notes	0.000%	8/03/20	N/R	$323,000
	Total Short-Term Investments (cost $323,000)				323,000
	Total Investments (cost $284,315,516) – 100.0%				304,632,077
	Other Assets Less Liabilities – (0.0)%				(60,188)
	Net Assets – 100%				$304,571,889
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

Nuveen ESG Small-Cap ETF (NUSC) (continued)
Portfolio of Investments    July 31, 2020
(Unaudited)
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$304,288,649	$ —	$11,602	$304,300,251
Common Stock Rights	—	—	8,826	8,826
Short-Term Investments:
U.S. Government and Agency Obligations	—	323,000	—	323,000
Total	$304,288,649	$323,000	$20,428	$304,632,077

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.
(3)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.
(4)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
REIT	Real Estate Investment Trust